UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 9/30/2025

Date of reporting period: 9/30/2025

Item 1. Reports to Stockholders.

(a)

Leuthold Core ETF
LCR (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Leuthold Core ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leuthold Core ETF	$69	0.66%
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash. Exposure is adjusted based on a quantitative analysis of stock market health. Third-party ETFs, rather than individual securities, are employed to achieve the desired investment allocations.
During the last twelve months ending September 30, 2025, Leuthold Core ETF had an average net equity exposure of 55%. The low point was 47% between March and April, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long-stock average allocation = 57.20% • Fixed income average allocation = 26.75%
• Equity hedge average = 4.87% • Cash equivalents average = 11.17%
• Net equity average exposure = 52.33%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed the S&P 500 Index and performed nearly in line with the blended benchmark (50% S&P 500/50% Bloomberg Global Aggregate bond index).
• Outside of a short-lived but deep correction between March and April, the S&P 500 posted an impressive +17.60% total return, largely fueled by a handful of mega-cap tech titans, which now account for almost 40% of the index weight. Two portfolio dynamics caused most of Core ETF’s lagging performance. The biggest headwind by far was a much smaller allocation to equities. Secondary deficiencies were an underweight to Info Tech stocks, and the equity hedge, which was employed to minimize risk and volatility.
• Compared to the 50/50 benchmark, in addition to the loss from the equity hedge position, the Fund’s slight underperformance was due to holding half as much fixed income, leaning toward value oriented equity segments, and more equal weightings across portfolio exposures.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
Since early April, the S&P 500’s sharp upswing has driven many valuation standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• Overweight positions in ETFs with broad exposure to Financials, Materials, and Communication Services outpaced the S&P 500’s related allocations. Info Tech holdings were as beneficial as the former three sectors, but the Fund’s lighter weight was only half as additive as the index’s IT gain.
• An ETF exclusively invested in gold mining stocks was the best industry allocation.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction. Remarkably, as the stock market surged between April and the fiscal year-end, this defensive allocation detracted only minimally.
• ETFs focused on homebuilders and home construction stocks were the most notable detractors over the last twelve months; a loss from a basket of health care providers was also a drag.
Leuthold Core ETF	PAGE 1	TSR-AR-56167R606

• Fixed-income positions were generally additive across the board, but given their small size, they had little effect on return.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/03/2020)
Leuthold Core ETF NAV	9.25	8.43	8.48
S&P 500 TR	17.60	16.47	15.25
Bloomberg Global Aggregate	2.40	-1.56	-0.46
50% S&P 500 / 50% Bloomberg Global Aggregate	9.98	7.31	7.41
Visit https://funds.leutholdgroup.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$71,191,500
Number of Holdings	27
Net Advisory Fee	$254,370
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Exchange Traded Funds	91.2%
Cash & Other	8.8%

Industry	(%)
Cash & Other	100.0%

Top Sectors	(%)
Cash & Other	100.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
Leuthold Core ETF	PAGE 2	TSR-AR-56167R606

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 866-306-8117, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Core ETF	PAGE 3	TSR-AR-56167R606

Leuthold Core Investment Fund
Institutional | LCRIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$133	1.26%
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash. Exposure is adjusted based on a quantitative analysis of stock market health.
During the last twelve months ending September 30, 2025, Leuthold Core Investment Fund had an average net equity exposure of 55%. The low point was 47% between March and April, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long-stock average allocation = 67.95% • Equity hedge average = 13.37%
• Net equity average exposure = 54.58% • Fixed income average allocation = 14.77%
• Cash equivalents average = 3.91%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed the S&P 500 Index and performed a touch better than the blended benchmark (50% S&P 500/50% Bloomberg Global Aggregate bond index).
• Outside of a short-lived but deep correction between March and April, the S&P 500 posted an impressive +17.60% total return, largely fueled by a handful of mega-cap tech titans, which now account for almost 40% of the index weight. Compared with the S&P 500, the Core Fund faced several headwinds, but its substantially smaller equity allocation was the primary driver of underperformance: Even though the Fund’s stocks matched performance of the S&P 500, only about one-half of that gain passes through to overall return, because the allocation is only 55% of Fund assets. Other unfavorable dynamics were an underweight in the Info Tech equity sector, and the equity hedge, which was employed to minimize risk and volatility.
• Even with much fewer fixed-income assets and a loss in the equity hedge position, the Fund outperformed the 50/50 benchmark. This was entirely due to the Fund’s stock performance, which rivaled the S&P 500’s gain. The playing field is much more level with this benchmark, as the return from equities accounts for only 50% of total return, in line with the Core Fund.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
Since early April, the S&P 500’s sharp upswing has driven many valuations standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• Heavier allocations to stocks from Financials, Materials, and Communication Services sectors outpaced the S&P 500’s related positions. Info Tech exposure was as beneficial as the former three, but due to the Fund’s big underweight, it was only half as additive as the index’s IT gain.
• The top-performing equity groups were Gold, Electronic Manufacturing Services, and Diversified Banks. All three were sizeable allocations in contrast to the S&P 500, which had little to no exposure, making their supersized gains particularly advantageous for the Core Fund.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction. Remarkably, as the stock
Leuthold Core Investment Fund	PAGE 1	TSR-AR-56167R887

market surged between April and fiscal year-end, this defensive allocation was not a hefty drag on return.
• Consumer Discretionary and Industrials allocations were net detractors. The prominent losers were stocks associated with concentrations in Homebuilders, Passenger Airlines, and Apparel Retail.
• Fixed-income positions were generally additive across the board, but given their small weight, they had little effect on return. With 20/20 hindsight, the Fund may have benefited from a heavier allocation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	10.96	9.54	7.48
S&P 500 TR	17.60	16.47	15.30
Bloomberg Global Aggregate	2.40	-1.56	1.15
50% S&P 500 / 50% Bloomberg Global Aggregate	9.98	7.31	8.26
Visit https://funds.leutholdgroup.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$566,765,251
Number of Holdings	224
Net Advisory Fee	$4,806,807
Portfolio Turnover	64%
Leuthold Core Investment Fund	PAGE 2	TSR-AR-56167R887

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	62.7%
Exchange Traded Funds	4.2%
U.S. Treasury Bills	2.6%
Foreign Government Debt Obligations	2.0%
U.S. Treasury Securities	1.8%
Real Estate Investment Trusts	0.0%
Cash & Other	26.7%

Industry	(%)
Software	6.2%
Health Care Providers & Services	6.0%
Metals & Mining	5.4%
Banks	5.0%
Electronic Equipment, Instruments & Components	4.9%
Interactive Media & Services	4.8%
Diversified Consumer Services	3.7%
Household Durables	3.4%
Capital Markets	3.2%
Cash & Other	57.4%

Top Sectors	(%)
Information Technology	14.5%
Financials	11.9%
Consumer Discretionary	11.9%
Communication Services	9.4%
Health Care	8.2%
Materials	4.6%
Industrials	3.3%
Foreign Government	2.0%
U.S. Government	1.8%
Cash & Other	32.4%
*	Percentages are stated as a percent of net assets and netted with short positions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Core Investment Fund	PAGE 3	TSR-AR-56167R887

Leuthold Core Investment Fund
Retail | LCORX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$142	1.35%
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash. Exposure is adjusted based on a quantitative analysis of stock market health.
During the last twelve months ending September 30, 2025, Leuthold Core Investment Fund had an average net equity exposure of 55%. The low point was 47% between March and April, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long-stock average allocation = 67.95% • Equity hedge average = 13.37%
• Net equity average exposure = 54.58% • Fixed income average allocation = 14.77%
• Cash equivalents average = 3.91%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed the S&P 500 Index and performed a touch better than the blended benchmark (50% S&P 500/50% Bloomberg Global Aggregate bond index).
• Outside of a short-lived but deep correction between March and April, the S&P 500 posted an impressive +17.60% total return, largely fueled by a handful of mega-cap tech titans, which now account for almost 40% of the index weight. Compared with the S&P 500, the Core Fund faced several headwinds, but its substantially smaller equity allocation was the primary driver of underperformance: Even though the Fund’s stocks matched performance of the S&P 500, only about one-half of that gain passes through to overall return, because the allocation is only 55% of Fund assets. Other unfavorable dynamics were an underweight in the Info Tech equity sector, and the equity hedge, which was employed to minimize risk and volatility.
• Even with much fewer fixed-income assets and a loss in the equity hedge position, the Fund outperformed the 50/50 benchmark. This was entirely due to the Fund’s stock performance, which rivaled the S&P 500’s gain. The playing field is much more level with this benchmark, as the return from equities accounts for only 50% of total return, in line with the Core Fund.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
Since early April, the S&P 500’s sharp upswing has driven many valuations standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• Heavier allocations to stocks from Financials, Materials, and Communication Services sectors outpaced the S&P 500’s related positions. Info Tech exposure was as beneficial as the former three, but due to the Fund’s big underweight, it was only half as additive as the index’s IT gain.
• The top-performing equity groups were Gold, Electronic Manufacturing Services, and Diversified Banks. All three were sizeable allocations in contrast to the S&P 500, which had little to no exposure, making their supersized gains particularly advantageous for the Core Fund.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction. Remarkably, as the stock
Leuthold Core Investment Fund	PAGE 1	TSR-AR-56167R804

market surged between April and fiscal year-end, this defensive allocation was not a hefty drag on return.
• Consumer Discretionary and Industrials allocations were net detractors. The prominent losers were stocks associated with concentrations in Homebuilders, Passenger Airlines, and Apparel Retail.
• Fixed-income positions were generally additive across the board, but given their small weight, they had little effect on return. With 20/20 hindsight, the Fund may have benefited from a heavier allocation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail (without sales charge)	10.83	9.43	7.37
S&P 500 TR	17.60	16.47	15.30
Bloomberg Global Aggregate	2.40	-1.56	1.15
50% S&P 500 / 50% Bloomberg Global Aggregate	9.98	7.31	8.26
Visit https://funds.leutholdgroup.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$566,765,251
Number of Holdings	224
Net Advisory Fee	$4,806,807
Portfolio Turnover	64%
Leuthold Core Investment Fund	PAGE 2	TSR-AR-56167R804

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	62.7%
Exchange Traded Funds	4.2%
U.S. Treasury Bills	2.6%
Foreign Government Debt Obligations	2.0%
U.S. Treasury Securities	1.8%
Real Estate Investment Trusts	0.0%
Cash & Other	26.7%

Industry	(%)
Software	6.2%
Health Care Providers & Services	6.0%
Metals & Mining	5.4%
Banks	5.0%
Electronic Equipment, Instruments & Components	4.9%
Interactive Media & Services	4.8%
Diversified Consumer Services	3.7%
Household Durables	3.4%
Capital Markets	3.2%
Cash & Other	57.4%

Top Sectors	(%)
Information Technology	14.5%
Financials	11.9%
Consumer Discretionary	11.9%
Communication Services	9.4%
Health Care	8.2%
Materials	4.6%
Industrials	3.3%
Foreign Government	2.0%
U.S. Government	1.8%
Cash & Other	32.4%
*	Percentages are stated as a percent of net assets and netted with short positions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Core Investment Fund	PAGE 3	TSR-AR-56167R804

Leuthold Global Fund
Institutional | GLBIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$205	1.96%
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash traded on global exchanges; it adjusts exposure based on the adviser’s quantitative analysis of the attractiveness of global stock markets.
During the last twelve months ending September 30, 2025, Leuthold Global Fund had an average net equity exposure of 54%. The low point was 46% between March and May, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long Equities average allocation = 67.53% • Developed Market (non-U.S.) Equity average = 47.25%
• Hedged Equity average = 13.31% • U.S. Equity average allocation = 41.75%
• Net Equity average exposure = 54.22% • Emerging Market average equity exposure = 11.00%
• Fixed Income average allocation = 14.95% • Cash Equivalents = 4.21%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed both the MSCI ACWI and the blended benchmark (50% MSCI ACWI/50% Bloomberg Global Aggregate bond index). Although the Fund underperformed the indexes, the return disparity with the 50/50 benchmark was relatively minor; given the asset mix composition, that is the more suitable comparison.
• With about 63% of the MSCI ACWI’s “global” composition invested in U.S. equities, the index performed in lock step with the S&P 500, propelled by mega-cap growth. Despite a substantial underweight to the equity segment and conspicuously less exposure to domestic stocks (42%), on an absolute basis, the Fund’s global equities outperformed the benchmark. The Fund’s strong gains in its stock allocation accounted for just 54% of portfolio assets, on average; therefore, relative to the fully invested benchmark, the Fund’s lower equity exposure was the primary cause of fiscal year  underperformance. To a lesser extent, the equity hedge also detracted from return.
• Although the Fund’s 54% average net equity exposure beat the 50% equity allocation in the blended benchmark, the relative lack of fixed income (15%) versus the 50% position in the comparator was the key detractor to the small performance gap. In a generally good year for fixed income securities, none of the Fund’s holdings materially contributed to return.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
The sharp upswing across global stock markets has driven many valuation standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• A huge overweight in Financials stocks was the Fund’s major driver of gains among equity exposure. The biggest contributors were Developed Diversified Banks, Investment Banking, P&C Insurance, and Reinsurance. These positions performed well enough to more than offset the benchmark’s advantage from its sizable concentration in the surging Info Tech stocks.
• Consumer Discretionary groups combined for the second-best results in the Fund’s equity exposure and nicely outdid the ACWI’s related sector position. Communication Services and Industrials holdings were similarly additive to return,
Leuthold Global Fund	PAGE 1	TSR-AR-56167R861

performing on par with the benchmark’s allocations. Groups driving these gains included Auto Components, Retailers, Telecommunications, Consumer Services, Transportation Infrastructure, and Airlines.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction and minimizing volatility overall. Impressively, as the stock market maintained strong momentum from the prior year, the overall loss from this defensive allocation did not meaningfully detract from return.
• Fixed-income holdings were generally additive across the board, but given their small weight, they had little effect on return. In retrospect, the Fund may have benefited from a heavier allocation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	9.05	7.50	4.97
MSCI ACWI Net Total Return Index (USD)	17.27	13.54	11.91
Bloomberg Global Aggregate	2.40	-1.56	1.15
50% MSCI ACWI / 50% BBG Global Agg	9.73	5.90	6.61
Visit https://funds.leutholdgroup.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$19,351,935
Number of Holdings	257
Net Advisory Fee	$106,989
Portfolio Turnover	64%
Leuthold Global Fund	PAGE 2	TSR-AR-56167R861

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	68.2%
U.S. Treasury Securities	2.6%
U.S. Treasury Bills	2.6%
Foreign Government Debt Obligations	2.1%
Real Estate Investment Trusts - Common	-0.1%
Exchange Traded Funds	-0.5%
Cash & Other	25.1%

Industry	(%)
Insurance	9.9%
Banks	9.3%
Capital Markets	6.5%
Wireless Telecommunication Services	5.7%
Automobile Components	4.2%
Diversified Consumer Services	4.1%
Passenger Airlines	4.0%
Broadline Retail	3.6%
Transportation Infrastructure	3.5%
Cash & Other	49.2%

Top Sectors	(%)
Financials	25.6%
Consumer Discretionary	12.2%
Industrials	9.2%
Information Technology	8.3%
Communication Services	8.0%
Energy	3.1%
Utilities	2.8%
Public Administration	2.6%
Government	2.1%
Cash & Other	26.1%
*	Percentages are stated as a percent of net assets and netted with short positions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Global Fund	PAGE 3	TSR-AR-56167R861

Leuthold Global Fund
Retail | GLBLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$231	2.21%
POSITIONING
The Fund invests in stocks, bonds, alternatives, and cash traded on global exchanges; it adjusts exposure based on the adviser’s quantitative analysis of the attractiveness of global stock markets.
During the last twelve months ending September 30, 2025, Leuthold Global Fund had an average net equity exposure of 54%. The low point was 46% between March and May, as our indicators deteriorated to a cautious reading in advance of a significant equity correction during that period.
• Long Equities average allocation = 67.53% • Developed Market (non-U.S.) Equity average = 47.25%
• Hedged Equity average = 13.31% • U.S. Equity average allocation = 41.75%
• Net Equity average exposure = 54.22% • Emerging Market average equity exposure = 11.00%
• Fixed Income average allocation = 14.95% • Cash Equivalents = 4.21%
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund trailed both the MSCI ACWI and the blended benchmark (50% MSCI ACWI/50% Bloomberg Global Aggregate bond index). Although the Fund underperformed the indexes, the return disparity with the 50/50 benchmark was relatively minor; given the asset mix composition, that is the more suitable comparison.
• With about 63% of the MSCI ACWI’s “global” composition invested in U.S. equities, the index performed in lock step with the S&P 500, propelled by mega-cap growth. Despite a substantial underweight to the equity segment and conspicuously less exposure to domestic stocks (42%), on an absolute basis, the Fund’s global equities outperformed the benchmark. The Fund’s strong gains in its stock allocation accounted for just 54% of portfolio assets, on average; therefore, relative to the fully invested benchmark, the Fund’s lower equity exposure was the primary cause of fiscal year  underperformance. To a lesser extent, the equity hedge also detracted from return.
• Although the Fund’s 54% average net equity exposure beat the 50% equity allocation in the blended benchmark, the relative lack of fixed income (15%) versus the 50% position in the comparator was the key detractor to the small performance gap. In a generally good year for fixed income securities, none of the Fund’s holdings materially contributed to return.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
The sharp upswing across global stock markets has driven many valuation standards to heights near or above historical extremes. Consumer confidence is escalating, while measures of economic vitality are weakening. These red flags have pigeon-holed our disciplines in a “neutral” position toward equity exposure.
• A huge overweight in Financials stocks was the Fund’s major driver of gains among equity exposure. The biggest contributors were Developed Diversified Banks, Investment Banking, P&C Insurance, and Reinsurance. These positions performed well enough to more than offset the benchmark’s advantage from its sizable concentration in the surging Info Tech stocks.
• Consumer Discretionary groups combined for the second-best results in the Fund’s equity exposure and nicely outdid the ACWI’s related sector position. Communication Services and Industrials holdings were similarly additive to return,
Leuthold Global Fund	PAGE 1	TSR-AR-56167R879

performing on par with the benchmark’s allocations. Groups driving these gains included Auto Components, Retailers, Telecommunications, Consumer Services, Transportation Infrastructure, and Airlines.
• The equity hedge performed as designed, offsetting losses during the early-2025 correction and minimizing volatility overall. Impressively, as the stock market maintained strong momentum from the prior year, the overall loss from this defensive allocation did not meaningfully detract from return.
• Fixed-income holdings were generally additive across the board, but given their small weight, they had little effect on return. In retrospect, the Fund may have benefited from a heavier allocation.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail (without sales charge)	8.64	7.34	4.76
MSCI ACWI Net Total Return Index (USD)	17.27	13.54	11.91
Bloomberg Global Aggregate	2.40	-1.56	1.15
50% MSCI ACWI / 50% BBG Global Agg	9.73	5.90	6.61
Visit https://funds.leutholdgroup.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$19,351,935
Number of Holdings	257
Net Advisory Fee	$106,989
Portfolio Turnover	64%
Leuthold Global Fund	PAGE 2	TSR-AR-56167R879

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	68.2%
U.S. Treasury Securities	2.6%
U.S. Treasury Bills	2.6%
Foreign Government Debt Obligations	2.1%
Real Estate Investment Trusts - Common	-0.1%
Exchange Traded Funds	-0.5%
Cash & Other	25.1%

Industry	(%)
Insurance	9.9%
Banks	9.3%
Capital Markets	6.5%
Wireless Telecommunication Services	5.7%
Automobile Components	4.2%
Diversified Consumer Services	4.1%
Passenger Airlines	4.0%
Broadline Retail	3.6%
Transportation Infrastructure	3.5%
Cash & Other	49.2%

Top Sectors	(%)
Financials	25.6%
Consumer Discretionary	12.2%
Industrials	9.2%
Information Technology	8.3%
Communication Services	8.0%
Energy	3.1%
Utilities	2.8%
Public Administration	2.6%
Government	2.1%
Cash & Other	26.1%
*	Percentages are stated as a percent of net assets and netted with short positions.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Global Fund	PAGE 3	TSR-AR-56167R879

Leuthold Grizzly Short Fund
Retail | GRZZX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Leuthold Grizzly Short Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$292	3.00%
POSITIONING
The Fund targets 100% exposure to stocks sold short as a means to profit from segments of the equity market that appear vulnerable to price declines. This is an unleveraged, actively managed portfolio.
Over the last year, the largest portfolio exposures were stocks from the Industrials, Financials, Consumer Discretionary, and Info Tech sectors. Relative to the S&P 500, the Fund had much larger weights in both Industrials and Materials, and notably smaller equity exposure to Info Tech, Communications, and Health Care.
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
Leuthold Grizzly Short Fund performance was substantially better than the inverse S&P 500 Index.
• The S&P 500’s cash cow—huge concentration to a handful of mega-cap Technology names—was detrimental to the benchmark’s inverse performance, but a key relative advantage for the Grizzly Fund, which had comparatively minimal Info Tech exposure.
• The Fund further profited from absolute gains in Consumer Staples and Materials stock holdings.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
The Grizzly Short Fund outperformed the benchmark in 10 of the last 12 months. The best three-month period was from July through September, during which the Fund outperformed the inverse S&P 500 by over 6%.
• The Fund’s weight in Technology stocks was one-fourth that of the index’s exposure and the most striking positive influence on relative return. The Grizzly Fund’s IT equities outperformed, suffering just one-third of the loss faced by the benchmark’s holdings.
• The two subsets that provided absolute gains were Consumer Staples and Materials stocks. Both far exceeded the inverse results of the S&P 500. Specific equity groups contributing to the upside from these positions were Personal Care Products, Distillers & Vintners, Household Products, Specialty & Commodity Chemicals, and Paper Packaging.
• Despite one-half the exposure to Health Care stocks, the Fund’s allocation to the sub-industry of Life Sciences Tools & Services provided strong results, nearly rivaling the index’s more expansive holdings.
• On the whole, versus the index, portfolio holdings from the Energy sector were a net detractor to return.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Leuthold Grizzly Short Fund	PAGE 1	TSR-AR-56167R838

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail (without sales charge)	-5.12	-10.33	-14.94
S&P 500 TR	17.60	16.47	15.30
S&P MidCap 400 Total Return Index	6.13	13.61	10.82
Visit https://funds.leutholdgroup.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$34,794,220
Number of Holdings	110
Net Advisory Fee	$529,203
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?  (as of September 30, 2025)

Security Type	(%)*
U.S. Treasury Bills	17.2%
Real Estate Investment Trusts	-1.5%
Exchange Traded Funds	-23.5%
Common Stocks	-69.0%
Cash & Other	176.8%

Industry	(%)**
Capital Markets	6.8%
Chemcials	5.7%
Insurance	5.3%
Professional Services	4.2%
Hotels, Restaurants, & Leisure	3.9%
Machinery	3.6%
Ground Transportation	3.4%
Software	3.3%
Oil, Gas, & Consumable Fuels	3.2%
Cash & Other	60.6%

Top Sectors	(%)**
Industrials	19.1%
Financials	14.9%
Materials	7.4%
Consumer Discretionary	6.9%
Information Technology	5.6%
Consumer Staples	5.4%
Health Care	4.5%
Energy	3.2%
Utilities	2.0%
Cash & Other	31.0%
*	Percentages are stated as a percent of net assets and netted with short positions.
**	Percentages are stated as a percent of net assets, based on absolute values of holdings.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
Leuthold Grizzly Short Fund	PAGE 2	TSR-AR-56167R838

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Grizzly Short Fund	PAGE 3	TSR-AR-56167R838

Leuthold Select Industries ETF
LST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Leuthold Select Industries ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leuthold Select Industries ETF	$90	0.83%
POSITIONING
The Fund targets 100% exposure to equity securities; its eligible stock universe includes companies of all sizes and industries. The selection process is quantitative and disciplined.
The largest sector allocation was Financials, which was nearly twice the weight of the S&P 500’s position; Materials exposure was nearly three times that of the index, and Communication Services was one-and-a-half times the benchmark weight.
Information Technology was the Fund’s second-largest allocation, but a conspicuous underweight relative to the S&P 500’s outsized concentration.
Select Industries’ lack of exposure to Energy, Real Estate, and Consumer Staples stocks was value-added, as those sectors were relative laggards.
LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK
The Fund marginally trailed the S&P 500 Index and substantially outperformed the S&P Midcap 400.
• A larger allocation to stocks from the Informaon Technology sector would have undoubtedly closed the slight performance gap between Select Industries and the S&P 500. Nonetheless, the lower IT weight was a constructive characteristic in early 2025, helping reduce volatility and minimize losses when the stock market dropped nearly 20%.
• Outperformance versus the S&P Midcap 400 was due to the Fund’s disciplined process to identify and invest in a limited number of industry groups with the most appealing attributes for stock market leadership. The Fund’s actively managed composition explicitly excludes equity groups with discouraging performance trends in the given environment—an advantage over passive funds, which cannot selectively omit underperforming or poorly positioned equities.
LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS
During the first three months of the fiscal year (October-December 2024), the Select Industries ETF largely underperformed both the S&P 500 and the S&P Midcap 400. In early 2025, as the stock market took a dive, Select Industries’ concentrated equity themes considerably outperformed the benchmark losses, and continued to outpace through fiscal year-end.
Leuthold Select Industries ETF	PAGE 1	TSR-AR-56167R705

• Heavier allocations to stocks in Financials, Materials, and Communication Services stocks bested the S&P 500’s related positions. Info Tech exposure was as beneficial as the former three, but due to the Fund’s relative underweight, it was only half as additive as the index’s IT gain.
• Although the Fund’s Health Care exposure was somewhat lighter relative to the S&P 500, its specific concentrations performed far better.
• The leading equity themes behind Select Industries’ upside were spread across a range of sectors and were notably larger portfolio weights than in the S&P 500: Gold, Electronic Manufacturing Services, Diversified Banks, Health Care Distributors, Movies & Entertainment, Investment Banks, Education
Services, and Construction & Engineering.
• Consumer Discretionary and Industrials equities were net detractors. The prominent losers were stocks associated with concentrations in Homebuilders, Passenger Airlines, and Apparel Retail.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Leuthold Select Industries ETF NAV	16.02	15.81	12.20
S&P 500 TR	17.60	16.47	15.30
S&P MidCap 400 Total Return Index	6.13	13.61	10.82
Visit https://funds.leutholdgroup.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$44,107,193
Number of Holdings	102
Net Advisory Fee	$0
Portfolio Turnover	129%
Leuthold Select Industries ETF	PAGE 2	TSR-AR-56167R705

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	97.6%
Cash & Other	2.4%

Industry	(%)
Health Care Providers & Services	8.6%
Software	8.5%
Banks	7.6%
Electronic Equipment, Instruments & Components	7.2%
Capital Markets	6.6%
Interactive Media & Services	6.0%
Automobile Components	5.8%
Diversified Consumer Services	5.6%
Communications Equipment	5.6%
Cash & Other	38.5%

Top Sectors	(%)
Information Technology	22.2%
Financials	20.9%
Consumer Discretionary	15.2%
Communication Services	12.6%
Health Care	12.6%
Industrials	8.8%
Materials	5.3%
Cash & Other	2.4%
*	Percentages are stated as a percent of net assets.
HOW HAS THE FUND CHANGED?
Effective January 17, 2025, the Fund experienced the following changes:
1) The Fund’s Adviser contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.65% of its average daily net assets. Prior to January 17, 2025, this rate was 1.50% of average daily net assets.
2) The Fund entered into an investment advisory agreement with the Fund’s Adviser whereby the Adviser in entitled to receive a fee of 0.50% of its average daily net assets for managing the Fund’s investments. Prior to January 17, 2025, this rate was 1.00% of average daily net assets.
3) The Fund converted from a mutual fund to an exchange-traded fund (ETF) that is listed and traded on NYSE Arca, Inc..
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.
Leuthold Select Industries ETF	PAGE 3	TSR-AR-56167R705

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2025	FYE 09/30/2024
(a) Audit Fees	$113,500	$115,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$22,000	$18,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2025	FYE 09/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2025	FYE 09/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Leuthold Funds
Leuthold Core ETF
Leuthold Core Investment Fund
Leuthold Global Fund
Leuthold Grizzly Short Fund
Leuthold Select Industries ETF
Annual Financial Statements and Additional Information
September 30, 2025

LEUTHOLD CORE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 91.2%
Communication Services Select Sector SPDR Fund	60,517	$7,163,397
Direxion Daily S&P 500 Bear 1x Shares	278,286	2,674,328
Financial Select Sector SPDR Fund	140,081	7,546,164
Health Care Select Sector SPDR Fund	16,709	2,325,392
Industrial Select Sector SPDR Fund	6,041	931,703
Invesco CurrencyShares Euro Currency Trust	8,481	919,086
Invesco CurrencyShares Japanese Yen Trust(a)	5,277	328,282
Invesco KBW Bank ETF	8,234	643,981
Invesco Leisure & Entertainment ETF	7,013	424,848
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	63,441	3,660,546
iShares 1-3 Year Treasury Bond ETF	134,365	11,146,920
iShares 5-10 Year Investment Grade Corporate Bond ETF	20,528	1,110,360
iShares 7-10 Year Treasury Bond ETF	11,858	1,143,823
iShares Biotechnology ETF	11,963	1,727,098
iShares Expanded Tech-Software Sector ETF(a)	18,624	2,141,946
iShares International Treasury Bond ETF	15,358	654,251
iShares MBS ETF	10,568	1,005,545
iShares U.S. Healthcare Providers ETF	25,816	1,275,052
iShares U.S. Insurance ETF	6,544	877,100
iShares U.S. Telecommunications ETF	37,573	1,212,105
SPDR Bloomberg International Corporate Bond ETF	22,041	711,704
SPDR Bloomberg International Treasury Bond ETF	75,247	1,730,681
SPDR S&P Capital Markets ETF	3,947	603,299
Technology Select Sector SPDR Fund	30,836	8,691,435
US Global Jets ETF(a)	47,817	1,178,689
VanEck Gold Miners ETF/USA	30,157	2,303,995
Vanguard Short-Term Inflation-Protected Securities ETF	14,857	752,210
TOTAL EXCHANGE TRADED FUNDS (Cost $54,974,359)		64,883,940
TOTAL INVESTMENTS - 91.2% (Cost $54,974,359)		$64,883,940
Money Market Deposit Account - 8.9%(b)		6,358,331
Liabilities in Excess of Other Assets - (0.1)%		(50,771)
TOTAL NET ASSETS - 100.0%		$71,191,500

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

1

LEUTHOLD CORE INVESTMENT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 70.0%
Automobile Components - 2.8%
Aptiv PLC(a)	36,059	$3,109,007
Autoliv, Inc.	22,919	2,830,496
Garrett Motion, Inc.	140,931	1,919,480
Goodyear Tire & Rubber Co.(a)	215,883	1,614,805
Lear Corp.	17,691	1,779,892
Magna International, Inc.	61,963	2,935,807
Visteon Corp.	15,021	1,800,417
		15,989,904
Banks - 5.2%
Bank of America Corp.	98,103	5,061,134
Barclays PLC - ADR	183,917	3,801,564
Canadian Imperial Bank of Commerce	49,468	3,951,998
Citigroup, Inc.	50,926	5,168,989
JPMorgan Chase & Co.	19,371	6,110,195
PNC Financial Services Group, Inc.	14,476	2,908,663
US Bancorp	57,175	2,763,268
		29,765,811
Biotechnology - 2.6%
Amgen, Inc.	10,281	2,901,298
Biogen, Inc.(a)	14,247	1,995,720
Gilead Sciences, Inc.	25,775	2,861,025
Regeneron Pharmaceuticals, Inc.	3,495	1,965,134
United Therapeutics Corp.(a)	4,572	1,916,628
Vertex Pharmaceuticals, Inc.(a)	7,765	3,041,084
		14,680,889
Capital Markets - 3.9%
Deutsche Bank AG	145,176	5,140,682
Goldman Sachs Group, Inc.	10,206	8,127,548
Morgan Stanley	39,679	6,307,374
Raymond James Financial, Inc.	14,997	2,588,482
		22,164,086
Chemicals - 0.0%(b)
China Lumena New Materials Corp.(a)(c)	20,950	0
Communications Equipment - 3.0%
Cisco Systems, Inc.	77,340	5,291,603
Digi International, Inc.(a)	30,618	1,116,332
F5, Inc.(a)	11,542	3,730,259
NETGEAR, Inc.(a)	58,276	1,887,559
NetScout Systems, Inc.(a)	64,031	1,653,921
Telefonaktiebolaget LM Ericsson - ADR	378,070	3,126,639
		16,806,313

	Shares	Value
Construction & Engineering - 1.5%
AECOM	15,105	$1,970,749
Dycom Industries, Inc.(a)	9,477	2,765,010
Primoris Services Corp.	29,113	3,998,088
		8,733,847
Diversified Consumer Services - 3.7%
ADT, Inc.	192,770	1,679,027
Adtalem Global Education, Inc.(a)	28,327	4,375,105
Frontdoor, Inc.(a)	37,179	2,501,775
Laureate Education, Inc.(a)	123,202	3,885,791
Perdoceo Education Corp.	62,793	2,364,784
Stride, Inc.(a)	23,224	3,458,983
Universal Technical Institute, Inc.(a)	85,710	2,789,860
		21,055,325
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	147,780	4,173,307
Verizon Communications, Inc.	41,137	1,807,971
		5,981,278
Electronic Equipment, Instruments & Components - 4.9%
Benchmark Electronics, Inc.	27,632	1,065,214
CTS Corp.	24,757	988,794
Flex, Ltd.(a)	124,243	7,202,367
Jabil, Inc.	37,596	8,164,723
Plexus Corp.(a)	15,698	2,271,344
Sanmina Corp.(a)	22,662	2,608,623
TE Connectivity PLC	24,370	5,349,946
		27,651,011
Entertainment - 2.6%
Netflix, Inc.(a)	9,060	10,862,215
Walt Disney Co.	32,597	3,732,357
		14,594,572
Financial Services - 1.7%
Mastercard, Inc. - Class A	9,477	5,390,612
Visa, Inc. - Class A	12,601	4,301,730
		9,692,342
Ground Transportation - 0.7%
Uber Technologies, Inc.(a)	38,451	3,767,045
Health Care Providers & Services - 6.0%
Cardinal Health, Inc.	38,325	6,015,492
Cencora, Inc.	18,746	5,858,687
CVS Health Corp.	25,717	1,938,804
Encompass Health Corp.	18,850	2,394,327
HCA Healthcare, Inc.	9,789	4,172,072

The accompanying notes are an integral part of these financial statements.

2

LEUTHOLD CORE INVESTMENT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Providers & Services - (Continued)
McKesson Corp.	9,685	$7,482,050
Tenet Healthcare Corp.(a)	18,121	3,679,288
Universal Health Services, Inc. - Class B	11,352	2,320,803
		33,861,523
Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.(a)	69,880	2,020,231
Expedia Group, Inc.	10,206	2,181,532
Life Time Group Holdings, Inc.(a)	62,070	1,713,132
Norwegian Cruise Line Holdings, Ltd.(a)	67,173	1,654,471
Royal Caribbean Cruises, Ltd.	6,769	2,190,313
Travel + Leisure Co.	33,222	1,976,377
United Parks & Resorts, Inc.(a)	33,951	1,755,267
		13,491,323
Household Durables - 3.4%
D.R. Horton, Inc.	39,470	6,688,981
PulteGroup, Inc.	59,778	7,898,467
Toll Brothers, Inc.	36,242	5,006,470
		19,593,918
Insurance - 2.7%
Allstate Corp.	11,977	2,570,863
Assurant, Inc.	10,518	2,278,199
Hanover Insurance Group, Inc.	8,644	1,570,010
Hartford Insurance Group, Inc.	20,308	2,708,884
Markel Group, Inc.(a)	1,041	1,989,726
Travelers Cos., Inc.	9,998	2,791,641
White Mountains Insurance Group Ltd.	729	1,218,538
		15,127,861
Interactive Media & Services - 4.8%
Alphabet, Inc. - Class A	42,386	10,304,037
Cargurus, Inc.(a)	83,315	3,101,818
Meta Platforms, Inc. - Class A	18,538	13,613,936
		27,019,791
IT Services - 0.6%
VeriSign, Inc.	12,393	3,464,711
Metals & Mining - 5.4%
Agnico Eagle Mines, Ltd.	29,368	4,950,270
Eldorado Gold Corp.(a)	107,476	3,104,982
Equinox Gold Corp.(a)	317,325	3,560,386
IAMGOLD Corp.(a)	513,948	6,645,348
Kinross Gold Corp.	379,395	9,427,966
Pan American Silver Corp.	77,587	3,004,944
		30,693,896

	Shares	Value
Professional Services - 1.8%
Concentrix Corp.	34,888	$1,610,081
CSG Systems International, Inc.	26,348	1,696,284
Maximus, Inc.	23,328	2,131,479
SS&C Technologies Holdings, Inc.	29,368	2,606,704
WNS Holdings Ltd.(a)	25,203	1,922,233
		9,966,781
Software - 6.6%
Check Point Software Technologies, Ltd.(a)	18,642	3,857,216
Fortinet, Inc.(a)	38,741	3,257,343
Microsoft Corp.	31,555	16,343,912
Oracle Corp.	42,282	11,891,390
Qualys, Inc.(a)	14,684	1,943,134
		37,292,995
Specialty Retail - 0.3%
Asbury Automotive Group, Inc.(a)	7,124	1,741,462
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	8,644	8,252,081
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.	23,016	5,509,570
TOTAL COMMON STOCKS (Cost $230,426,164)		396,898,335
EXCHANGE TRADED FUNDS - 8.6%
Invesco CurrencyShares Japanese Yen Trust(a)	58,500	3,639,285
iShares International Treasury Bond ETF	138,907	5,917,438
SPDR Bloomberg International Corporate Bond ETF	97,222	3,139,298
SPDR Bloomberg International Treasury Bond ETF	411,919	9,474,137
SPDR Portfolio Intermediate Term Corporate Bond ETF	412,770	13,988,775
Vanguard Mortgage-Backed Securities ETF	162,131	7,613,672
Vanguard Short-Term Inflation-Protected Securities ETF	96,688	4,895,314
TOTAL EXCHANGE TRADED FUNDS (Cost $46,709,196)		48,667,919

The accompanying notes are an integral part of these financial statements.

3

LEUTHOLD CORE INVESTMENT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.0%
French Republic Government Bond OAT, 3.00%, 05/25/2033(d)	EUR	4,780,000	$5,539,749
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	4,450,000	5,818,193
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $10,670,324)			11,357,942
U.S. TREASURY SECURITIES - 1.8%
United States Treasury Note/ Bond, 3.88%, 08/15/2033		$10,300,000	10,217,117
TOTAL U.S. TREASURY SECURITIES (Cost $9,991,859)			10,217,117
		Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%
Specialized REITs - 0.1%
Millrose Properties, Inc.		11,768	395,523
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $252,953)			395,523
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.6%
4.25%, 10/28/2025(e)		$15,000,000	14,952,749
TOTAL U.S. TREASURY BILLS (Cost $14,952,749)			14,952,749
TOTAL INVESTMENTS(f) - 85.1% (Cost $313,003,245)			$482,489,585
Money Market Deposit Account - 14.2%(f)(g)			80,255,959
Other Assets in Excess of Liabilities - 0.7%			4,019,707
TOTAL NET ASSETS - 100.0%			$566,765,251

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
EUR - Euro
GBP - British Pound
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $5,539,749 or 1.0% of the Fund’s net assets.

(e)	The rate shown is the annualized yield as of September 30, 2025.
(f)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of September 30, 2025 is $562,745,544.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

4

LEUTHOLD CORE INVESTMENT FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2025

	Shares	Value
COMMON STOCKS - (7.3)%
Aerospace & Defense - (0.3)%
Hexcel Corp.	(4,768)	$(298,954)
Loar Holdings, Inc.	(3,733)	(298,640)
Spirit AeroSystems Holdings, Inc. - Class A	(9,877)	(381,252)
TransDigm Group, Inc.	(474)	(624,741)
		(1,603,587)
Banks - (0.2)%
Glacier Bancorp, Inc.	(5,875)	(285,936)
Live Oak Bancshares, Inc.	(7,694)	(270,983)
Triumph Financial, Inc.	(7,177)	(359,137)
		(916,056)
Beverages - (0.2)%
Brown-Forman Corp. - Class B	(13,008)	(352,257)
PepsiCo, Inc.	(3,758)	(527,773)
Primo Brands Corp.	(11,432)	(252,647)
		(1,132,677)
Building Products - (0.2)%
AAON, Inc.	(4,852)	(453,371)
CSW Industrials, Inc.	(1,126)	(273,337)
Trex Co., Inc.	(4,257)	(219,959)
		(946,667)
Capital Markets - (0.7)%
Ares Management Corp. - Class A	(3,028)	(484,147)
Blue Owl Capital, Inc. - Class A	(15,491)	(262,263)
Cohen & Steers, Inc.	(4,371)	(286,781)
FactSet Research Systems, Inc.	(752)	(215,441)
Hamilton Lane, Inc. - Class A	(1,981)	(267,019)
MarketAxess Holdings, Inc.	(1,773)	(308,945)
Moelis & Co. - Class A	(4,398)	(313,665)
Moody’s Corp.	(1,255)	(597,982)
MSCI, Inc.	(1,299)	(737,066)
Perella Weinberg Partners	(13,339)	(284,388)
StepStone Group, Inc. - Class A	(4,482)	(292,719)
		(4,050,416)
Chemicals - (0.6)%
Air Products and Chemicals, Inc.	(1,932)	(526,895)
Albemarle Corp.	(5,668)	(459,562)
Chemours Co.	(16,670)	(264,053)
International Flavors & Fragrances, Inc.	(7,109)	(437,488)
Linde PLC	(1,277)	(606,575)
Sherwin-Williams Co.	(1,563)	(541,204)
Stepan Co.	(3,607)	(172,054)
Westlake Corp.	(5,185)	(399,556)
		(3,407,387)
Commercial Services & Supplies - (0.2)%
Casella Waste Systems, Inc. - Class A	(2,599)	(246,593)
Cintas Corp.	(2,653)	(544,555)
Rollins, Inc.	(9,858)	(579,059)
		(1,370,207)

	Shares	Value
Construction Materials - (0.1)%
Knife River Corp.	(3,619)	$(278,193)
Containers & Packaging - (0.1)%
Smurfit WestRock PLC	(11,260)	(479,338)
Sonoco Products Co.	(6,625)	(285,471)
		(764,809)
Financial Services - (0.1)%
Fidelity National Information Services, Inc.	(7,991)	(526,926)
Walker & Dunlop, Inc.	(2,977)	(248,937)
		(775,863)
Food Products - (0.1)%
Hershey Co.	(3,061)	(572,560)
Ground Transportation - (0.4)%
Knight-Swift Transportation Holdings, Inc.	(5,905)	(233,306)
Marten Transport Ltd.	(18,356)	(195,675)
Old Dominion Freight Line, Inc.	(3,137)	(441,627)
Saia, Inc.	(669)	(200,272)
Werner Enterprises, Inc.	(12,416)	(326,789)
XPO, Inc.	(4,918)	(635,750)
		(2,033,419)
Health Care Equipment & Supplies - (0.0)%(a)
Baxter International, Inc.	(8,805)	(200,490)
Hotels, Restaurants & Leisure - (0.4)%
Caesars Entertainment, Inc.	(9,135)	(246,873)
Chipotle Mexican Grill, Inc.	(12,506)	(490,110)
First Watch Restaurant Group, Inc.	(15,754)	(246,393)
Restaurant Brands International, Inc.	(9,154)	(587,138)
Starbucks Corp.	(6,186)	(523,336)
Vail Resorts, Inc.	(1,434)	(214,483)
		(2,308,333)
Household Products - (0.2)%
Church & Dwight Co., Inc.	(5,848)	(512,460)
Clorox Co.	(4,830)	(595,539)
		(1,107,999)
Insurance - (0.6)%
Aon PLC - Class A	(1,535)	(547,350)
Arthur J. Gallagher & Co.	(1,925)	(596,250)
Brown & Brown, Inc.	(6,163)	(578,028)
Erie Indemnity Co. - Class A	(1,511)	(480,740)
Marsh & McLennan Cos., Inc.	(3,200)	(644,896)
Ryan Specialty Holdings, Inc.	(5,918)	(333,538)
		(3,180,802)
IT Services - (0.1)%
MongoDB, Inc.	(1,847)	(573,272)

The accompanying notes are an integral part of these financial statements.

5

LEUTHOLD CORE INVESTMENT FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - (0.3)%
Bio-Techne Corp.	(3,812)	$(212,062)
Bruker Corp.	(5,067)	(164,627)
Danaher Corp.	(3,055)	(605,684)
Mettler-Toledo International, Inc.	(486)	(596,618)
Repligen Corp.	(2,231)	(298,218)
		(1,877,209)
Machinery - (0.4)%
Hillman Solutions Corp.	(30,296)	(278,117)
IDEX Corp.	(2,823)	(459,471)
Ingersoll Rand, Inc.	(7,185)	(593,625)
Standex International Corp.	(1,533)	(324,843)
Stanley Black & Decker, Inc.	(6,395)	(475,340)
		(2,131,396)
Multi-Utilities - (0.1)%
Dominion Energy, Inc.	(10,322)	(631,397)
Oil, Gas & Consumable Fuels - (0.3)%
Expand Energy Corp.	(5,455)	(579,539)
Occidental Petroleum Corp.	(12,930)	(610,943)
Phillips 66	(5,099)	(693,566)
		(1,884,048)
Personal Care Products - (0.1)%
Kenvue, Inc.	(27,538)	(446,942)
Pharmaceuticals - (0.1)%
Eli Lilly & Co.	(802)	(611,926)
Professional Services - (0.4)%
CBIZ, Inc.	(4,349)	(230,323)
Dayforce, Inc.	(4,993)	(343,968)
Equifax, Inc.	(2,087)	(535,378)
Exponent, Inc.	(3,778)	(262,495)
Jacobs Solutions, Inc.	(3,842)	(575,762)
Paychex, Inc.	(4,389)	(556,350)
		(2,504,276)
Semiconductors & Semiconductor Equipment - (0.1)%
ARM Holdings PLC - ADR	(4,436)	(627,650)
Power Integrations, Inc.	(4,603)	(185,086)
		(812,736)
Software - (0.4)%
Braze, Inc. - Class A	(9,283)	(264,009)
CCC Intelligent Solutions Holdings, Inc.	(29,601)	(269,665)
Klaviyo, Inc. - Class A	(9,013)	(249,570)
Palo Alto Networks, Inc.	(2,941)	(598,846)
Samsara, Inc. - Class A	(8,463)	(315,247)
Varonis Systems, Inc.	(4,826)	(277,350)
		(1,974,687)

	Shares	Value
Specialty Retail - (0.1)%
Burlington Stores, Inc.	(2,108)	$(536,486)
Floor & Decor Holdings, Inc. - Class A	(2,650)	(195,305)
		(731,791)
Textiles, Apparel & Luxury Goods - (0.2)%
NIKE, Inc. - Class B	(7,689)	(536,154)
On Holding AG - Class A	(12,907)	(546,611)
		(1,082,765)
Trading Companies & Distributors - (0.2)%
SiteOne Landscape Supply, Inc.	(2,125)	(273,700)
Watsco, Inc.	(1,399)	(565,616)
		(839,316)
Water Utilities - (0.1)%
American Water Works Co., Inc.	(4,144)	(576,803)
TOTAL COMMON STOCKS (Proceeds $45,085,683)		(41,328,029)
EXCHANGE TRADED FUNDS - (4.4)%
Energy Select Sector SPDR Fund	(16,141)	(1,442,037)
Invesco QQQ Trust Series 1	(22,867)	(13,728,661)
iShares S&P 500 Growth ETF	(23,591)	(2,847,905)
iShares U.S. Transportation ETF	(19,870)	(1,424,878)
Real Estate Select Sector SPDR Fund	(19,041)	(802,197)
SPDR Portfolio S&P 500 ETF	(45,208)	(3,541,595)
VanEck Semiconductor ETF	(3,057)	(997,682)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $23,897,954)		(24,784,955)
REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.1)%
Industrial REITs - (0.0)%(a)
Rexford Industrial Realty, Inc.	(6,584)	(270,668)
Specialized REITs - (0.1)%
Iron Mountain, Inc.	(6,193)	(631,315)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $928,310)		(901,983)
TOTAL SECURITIES SOLD SHORT - (11.8)% (Proceeds $69,911,947)		$(67,014,967)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 72.1%
Automobile Components - 4.2%
Aumovio SE(a)	513	$21,152
Autoliv, Inc.	764	94,354
Continental AG	1,027	67,943
Hyundai Mobis Co. Ltd.	449	95,527
Lear Corp.	696	70,025
Magna International, Inc.	2,640	125,083
Minth Group, Ltd.	26,000	112,585
Sumitomo Electric Industries Ltd.	5,400	153,652
Toyoda Gosei Co. Ltd.	3,300	81,955
		822,276
Automobiles - 0.7%
General Motors Co.	2,215	135,048
Banks - 9.4%
ABN AMRO Bank NV(b)	4,623	148,304
ANZ Group Holdings Ltd.	2,966	65,129
Banco Santander SA - ADR	18,089	189,573
Bank of Nova Scotia	891	57,603
Barclays PLC - ADR	6,372	131,709
Canadian Imperial Bank of Commerce	1,202	96,028
Citigroup, Inc.	977	99,165
Comerica, Inc.	1,151	78,866
Commerzbank AG	5,537	209,643
Danske Bank AS	2,020	86,283
M&T Bank Corp.	388	76,677
Mizuho Financial Group, Inc. - ADR	21,538	144,305
Nishi-Nippon Financial Holdings, Inc.	5,000	84,573
Old National Bancorp/IN	3,260	71,557
Svenska Handelsbanken AB - Class A	7,302	95,274
UniCredit SpA	1,560	118,709
United Overseas Bank Ltd.	2,600	69,824
		1,823,222
Broadline Retail - 3.6%
Dillard’s, Inc. - Class A	178	109,377
eBay, Inc.	1,935	175,988
JD.com, Inc. - Class A	7,416	129,932
Naspers Ltd.(a)	522	189,680
Takashimaya Co. Ltd.	8,800	100,648
		705,625
Capital Markets - 6.9%
Daiwa Securities Group, Inc.	9,200	74,760
Deutsche Bank AG	5,498	194,684
Goldman Sachs Group, Inc.	294	234,127
Interactive Brokers Group, Inc. - Class A	1,864	128,262
Investec PLC	7,175	53,736

	Shares	Value
Macquarie Group Ltd.	747	$108,427
Morgan Stanley	1,162	184,711
Raymond James Financial, Inc.	713	123,064
SBI Holdings, Inc.	2,100	91,429
UBS Group AG	3,235	132,635
		1,325,835
Communications Equipment - 3.0%
Arcadyan Technology Corp.	9,000	65,043
BYD Electronic International Co. Ltd.	13,000	68,915
Cisco Systems, Inc.	1,496	102,356
Digi International, Inc.(a)	1,514	55,201
F5, Inc.(a)	254	82,090
NetScout Systems, Inc.(a)	2,932	75,734
Viavi Solutions, Inc.(a)	5,573	70,721
ZTE Corp. - Class H	13,800	62,892
		582,952
Diversified Consumer Services - 4.1%
ADT, Inc.	12,410	108,091
Adtalem Global Education, Inc.(a)	883	136,379
Frontdoor, Inc.(a)	1,595	107,328
Graham Holdings Co. - Class B	96	113,022
H&R Block, Inc.	1,764	89,206
Laureate Education, Inc.(a)	4,280	134,991
Perdoceo Education Corp.	2,737	103,075
		792,092
Gas Utilities - 2.9%
Italgas SpA	7,907	72,838
Korea Gas Corp.	2,104	58,728
Kunlun Energy Co. Ltd.	70,000	62,522
MDU Resources Group, Inc.	4,059	72,291
Naturgy Energy Group SA	2,705	84,070
New Jersey Resources Corp.	1,387	66,784
Toho Gas Co. Ltd.	1,900	58,491
UGI Corp.	2,419	80,456
		556,180
Health Care Providers & Services - 0.0%(c)
Concentra Group Holdings Parent, Inc.	0(d)	0
Insurance - 10.2%
Axis Capital Holdings Ltd.	1,210	115,918
Chubb Ltd.	215	60,684
DB Insurance Co. Ltd.	977	96,555
Everest Group Ltd.	494	173,013
Fairfax Financial Holdings Ltd.	77	134,713
Hartford Insurance Group, Inc.	693	92,439
Loews Corp.	1,050	105,409
Markel Group, Inc.(a)	38	72,632
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	581	370,954
Old Republic International Corp.	3,098	131,572

The accompanying notes are an integral part of these financial statements.

7

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
QBE Insurance Group Ltd.	7,025	$95,598
Sompo Holdings, Inc.	6,600	204,043
Swiss Re AG	1,766	327,994
		1,981,524
Interactive Media & Services - 2.3%
Baidu, Inc. - Class A(a)	6,300	104,167
CAR Group Ltd.	2,529	61,507
Cargurus, Inc.(a)	1,879	69,955
LY Corp.	20,100	64,521
Match Group, Inc.	1,515	53,510
Scout24 SE(b)	763	95,725
		449,385
Marine Transportation - 2.7%
AP Moller - Maersk AS - Class B	42	82,563
Global Ship Lease, Inc. - Class A	1,964	60,295
Matson, Inc.	473	46,633
Nippon Yusen KK	2,200	75,075
Orient Overseas International Ltd.	4,500	72,945
Wallenius Wilhelmsen ASA	7,304	65,011
Yang Ming Marine Transport Corp.	38,000	66,280
ZIM Integrated Shipping Services Ltd.	3,358	45,501
		514,303
Oil, Gas & Consumable Fuels - 3.3%
Cenovus Energy, Inc.	4,641	78,851
Chevron Corp.	667	103,578
Ecopetrol SA - ADR	6,745	62,121
Equinor ASA - ADR	2,516	61,340
Galp Energia SGPS SA	3,536	67,007
PTT PCL - NVDR - NVDR	67,500	69,263
Suncor Energy, Inc.	2,516	105,194
TotalEnergies SE - ADR	1,559	93,057
		640,411
Paper & Forest Products - 0.0%(c)
China Forestry Holdings Co. Ltd.(a)(e)	2,484,000	0
Passenger Airlines - 4.0%
ANA Holdings, Inc.	4,100	79,210
Cathay Pacific Airways Ltd.	66,000	88,775
Copa Holdings SA - Class A	794	94,343
Delta Air Lines, Inc.	2,355	133,646
Eva Airways Corp.	59,000	73,997
International Consolidated Airlines Group SA	35,385	184,297
Singapore Airlines Ltd.	24,000	121,330
		775,598

	Shares	Value
Semiconductors & Semiconductor Equipment - 3.4%
Amkor Technology, Inc.	2,804	$79,634
Applied Materials, Inc.	616	126,120
ASML Holding NV	134	129,724
MKS, Inc.	661	81,812
Photronics, Inc.(a)	2,781	63,824
SCREEN Holdings Co. Ltd.	900	81,551
Tokyo Electron Ltd.	500	88,633
		651,298
Software - 2.2%
Clear Secure, Inc. - Class A	3,860	128,847
InterDigital, Inc.	544	187,805
Synopsys, Inc.(a)	231	113,973
		430,625
Transportation Infrastructure - 3.5%
Aena SME SA(b)	7,290	199,304
Fraport AG Frankfurt Airport Services Worldwide(a)	1,773	153,439
Grupo Aeroportuario del Sureste SAB de CV - ADR	293	94,736
International Container Terminal Services, Inc.	18,190	147,519
Shenzhen International Holdings Ltd.	80,000	80,267
		675,265
Wireless Telecommunication Services - 5.7%
Far EasTone Telecommunications Co. Ltd.	32,000	92,940
Freenet AG	3,105	99,341
KDDI Corp.	7,200	114,829
MTN Group Ltd.	14,126	118,871
SK Telecom Co. Ltd. - ADR	4,138	89,381
Tele2 AB - Class B	8,158	139,164
TIM SA/Brazil - ADR	5,495	122,649
T-Mobile US, Inc.	745	178,338
Vodafone Group PLC - ADR	12,279	142,436
		1,097,949
TOTAL COMMON STOCKS (Cost $11,165,120)		13,959,588
EXCHANGE TRADED FUNDS - 8.4%
Invesco CurrencyShares Japanese Yen Trust(a)	2,308	143,581
iShares 5-10 Year Investment Grade Corporate Bond ETF	3,779	204,406
iShares International Treasury Bond ETF	4,508	192,041
SPDR Bloomberg International Corporate Bond ETF	4,949	159,803

The accompanying notes are an integral part of these financial statements.

8

LEUTHOLD GLOBAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

		Shares	Value
EXCHANGE TRADED FUNDS - (Continued)
SPDR Bloomberg International Treasury Bond ETF		11,276	$259,348
SPDR Portfolio Intermediate Term Corporate Bond ETF		7,455	252,650
Vanguard Mortgage-Backed Securities ETF		5,466	256,683
Vanguard Short-Term Inflation-Protected Securities ETF		2,953	149,511
TOTAL EXCHANGE TRADED FUNDS (Cost $1,559,078)			1,618,023
		Par
U.S. TREASURY SECURITIES - 2.6%
United States Treasury Note/Bond, 3.88%, 08/15/2033		$510,000	505,896
TOTAL U.S. TREASURY SECURITIES (Cost $494,743)			505,896
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.1%
French Republic Government Bond OAT, 3.00%, 05/25/2033(b)	EUR	145,000	168,047
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	185,000	241,880
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $387,323)			409,927
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.6%
4.25%, 10/28/2025(f)		500,000	498,425
TOTAL U.S. TREASURY BILLS (Cost $498,425)			498,425
TOTAL INVESTMENTS(g) - 87.8% (Cost $14,104,689)			$16,991,859
Money Market Deposit Account - 11.6%(g)(h)			2,237,325
Other Assets in Excess of Liabilities - 0.6%			122,751
TOTAL NET ASSETS - 100.0%			$19,351,935

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
EUR - Euro
GBP - British Pound
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $611,380 or 3.2% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	Rounds to zero.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(f)	The rate shown is the annualized yield as of September 30, 2025.
(g)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of September 30, 2025 is $19,229,184.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

9

LEUTHOLD GLOBAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - (8.9)%
Energy Select Sector SPDR Fund	(292)	$(26,087)
Invesco QQQ Trust Series 1	(735)	(441,272)
iShares MSCI EAFE ETF	(5,229)	(488,232)
iShares MSCI Emerging Markets ETF	(2,150)	(114,810)
iShares S&P 500 Growth ETF	(428)	(51,668)
iShares U.S. Transportation ETF	(360)	(25,815)
Real Estate Select Sector SPDR Fund	(345)	(14,535)
SPDR Portfolio S&P 500 ETF	(820)	(64,239)
VanEck Semiconductor ETF	(55)	(17,950)
Vanguard Total World Stock ETF	(3,537)	(487,399)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,697,922)		(1,732,007)
COMMON STOCKS - (3.9)%
Aerospace & Defense - (0.1)%
Hexcel Corp.	(86)	(5,392)
Loar Holdings, Inc.	(68)	(5,440)
Spirit AeroSystems Holdings, Inc. - Class A	(179)	(6,910)
TransDigm Group, Inc.	(9)	(11,862)
		(29,604)
Banks - (0.1)%
Glacier Bancorp, Inc.	(107)	(5,208)
Live Oak Bancshares, Inc.	(140)	(4,931)
Triumph Financial, Inc.	(130)	(6,505)
		(16,644)
Beverages - (0.1)%
Brown-Forman Corp. - Class B	(236)	(6,391)
PepsiCo, Inc.	(68)	(9,550)
Primo Brands Corp.	(207)	(4,574)
		(20,515)
Building Products - (0.1)%
AAON, Inc.	(88)	(8,223)
CSW Industrials, Inc.	(20)	(4,855)
Trex Co., Inc.	(77)	(3,978)
		(17,056)
Capital Markets - (0.4)%
Ares Management Corp. - Class A	(55)	(8,794)
Blue Owl Capital, Inc. - Class A	(281)	(4,757)
Cohen & Steers, Inc.	(79)	(5,183)
FactSet Research Systems, Inc.	(14)	(4,011)
Hamilton Lane, Inc. - Class A	(36)	(4,853)
MarketAxess Holdings, Inc.	(32)	(5,576)
Moelis & Co. - Class A	(80)	(5,706)
Moody’s Corp.	(23)	(10,959)
MSCI, Inc.	(24)	(13,618)
Perella Weinberg Partners	(242)	(5,159)
StepStone Group, Inc. - Class A	(81)	(5,290)
		(73,906)

	Shares	Value
Chemicals - (0.3)%
Air Products and Chemicals, Inc.	(35)	$(9,545)
Albemarle Corp.	(103)	(8,351)
Chemours Co.	(302)	(4,784)
International Flavors & Fragrances, Inc.	(129)	(7,939)
Linde PLC	(23)	(10,925)
Sherwin-Williams Co.	(28)	(9,695)
Stepan Co.	(65)	(3,100)
Westlake Corp.	(94)	(7,244)
		(61,583)
Commercial Services & Supplies - (0.1)%
Casella Waste Systems, Inc. - Class A	(47)	(4,459)
Cintas Corp.	(48)	(9,853)
Rollins, Inc.	(179)	(10,514)
		(24,826)
Construction Materials - (0.0)%(a)
Knife River Corp.	(66)	(5,073)
Containers & Packaging - (0.1)%
Smurfit WestRock PLC	(204)	(8,684)
Sonoco Products Co.	(120)	(5,171)
		(13,855)
Financial Services - (0.1)%
Fidelity National Information Services, Inc.	(145)	(9,561)
Walker & Dunlop, Inc.	(54)	(4,516)
		(14,077)
Food Products - (0.1)%
Hershey Co.	(56)	(10,475)
Ground Transportation - (0.2)%
Knight-Swift Transportation Holdings, Inc.	(107)	(4,228)
Marten Transport Ltd.	(333)	(3,550)
Old Dominion Freight Line, Inc.	(57)	(8,024)
Saia, Inc.	(12)	(3,592)
Werner Enterprises, Inc.	(225)	(5,922)
XPO, Inc.	(89)	(11,505)
		(36,821)
Health Care Equipment & Supplies - (0.0)%(a)
Baxter International, Inc.	(160)	(3,643)
Hotels, Restaurants & Leisure - (0.2)%
Caesars Entertainment, Inc.	(166)	(4,486)
Chipotle Mexican Grill, Inc.	(227)	(8,896)
First Watch Restaurant Group, Inc.	(286)	(4,473)
Restaurant Brands International, Inc.	(166)	(10,648)
Starbucks Corp.	(112)	(9,475)
Vail Resorts, Inc.	(26)	(3,889)
		(41,867)

The accompanying notes are an integral part of these financial statements.

10

LEUTHOLD GLOBAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2025(Continued)

	Shares	Value
Household Products - (0.1)%
Church & Dwight Co., Inc.	(106)	$(9,289)
Clorox Co.	(88)	(10,850)
		(20,139)
Insurance - (0.3)%
Aon PLC - Class A	(28)	(9,984)
Arthur J. Gallagher & Co.	(35)	(10,841)
Brown & Brown, Inc.	(112)	(10,504)
Erie Indemnity Co. - Class A	(27)	(8,590)
Marsh & McLennan Cos., Inc.	(58)	(11,689)
Ryan Specialty Holdings, Inc.	(107)	(6,031)
		(57,639)
IT Services - (0.0)%(a)
MongoDB, Inc.	(33)	(10,242)
Life Sciences Tools & Services - (0.2)%
Bio-Techne Corp.	(69)	(3,838)
Bruker Corp.	(92)	(2,989)
Danaher Corp.	(55)	(10,904)
Mettler-Toledo International, Inc.	(9)	(11,049)
Repligen Corp.	(40)	(5,347)
		(34,127)
Machinery - (0.2)%
Hillman Solutions Corp.	(549)	(5,040)
IDEX Corp.	(51)	(8,301)
Ingersoll Rand, Inc.	(130)	(10,741)
Standex International Corp.	(28)	(5,933)
Stanley Black & Decker, Inc.	(116)	(8,622)
		(38,637)
Multi-Utilities - (0.1)%
Dominion Energy, Inc.	(187)	(11,439)
Oil, Gas & Consumable Fuels - (0.2)%
Expand Energy Corp.	(99)	(10,518)
Occidental Petroleum Corp.	(234)	(11,056)
Phillips 66	(92)	(12,514)
		(34,088)
Personal Care Products - (0.0)%(a)
Kenvue, Inc.	(499)	(8,099)
Pharmaceuticals - (0.1)%
Eli Lilly & Co.	(15)	(11,445)
Professional Services - (0.2)%
CBIZ, Inc.	(79)	(4,184)
Dayforce, Inc.	(91)	(6,269)
Equifax, Inc.	(38)	(9,748)
Exponent, Inc.	(68)	(4,725)
Jacobs Solutions, Inc.	(70)	(10,490)
Paychex, Inc.	(80)	(10,141)
		(45,557)

	Shares	Value
Semiconductors & Semiconductor Equipment - (0.1)%
ARM Holdings PLC - ADR	(80)	$(11,319)
Power Integrations, Inc.	(83)	(3,338)
		(14,657)
Software - (0.2)%
Braze, Inc. - Class A	(168)	(4,778)
CCC Intelligent Solutions Holdings, Inc.	(537)	(4,892)
Klaviyo, Inc. - Class A	(163)	(4,514)
Palo Alto Networks, Inc.	(53)	(10,792)
Samsara, Inc. - Class A	(153)	(5,699)
Varonis Systems, Inc.	(88)	(5,057)
		(35,732)
Specialty Retail - (0.1)%
Burlington Stores, Inc.	(38)	(9,671)
Floor & Decor Holdings, Inc. - Class A	(48)	(3,538)
		(13,209)
Textiles, Apparel & Luxury Goods - (0.1)%
NIKE, Inc. - Class B	(139)	(9,692)
On Holding AG - Class A	(234)	(9,910)
		(19,602)
Trading Companies & Distributors - (0.1)%
SiteOne Landscape Supply, Inc.	(39)	(5,023)
Watsco, Inc.	(25)	(10,108)
		(15,131)
Water Utilities - (0.0)%(a)
American Water Works Co., Inc.	(75)	(10,439)
TOTAL COMMON STOCKS (Proceeds $816,494)		(750,127)
REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.1)%
Industrial REITs - (0.0)%(a)
Rexford Industrial Realty, Inc.	(119)	(4,892)
Specialized REITs - (0.1)%
Iron Mountain, Inc.	(112)	(11,417)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $16,693)		(16,309)
TOTAL SECURITIES SOLD SHORT - (12.9)% (Proceeds $2,531,109)		$(2,498,443)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

11

LEUTHOLD GLOBAL FUND
Schedule of Investments
September 30, 2025 (Continued)

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

United States	$4,828,765	25.2%
Japan	1,497,675	7.6
Germany	1,212,881	6.2
United Kingdom	739,314	3.8
Canada	586,824	2.9
Switzerland	511,403	2.6
Spain	472,947	2.4
Taiwan	410,845	2.2
China	365,906	1.9
South Africa	362,287	1.9
South Korea	340,191	1.8
Australia	330,661	1.7
Sweden	328,792	1.7
Hong Kong	304,509	1.6
Bermuda	288,931	1.5
Netherlands	278,028	1.5
France	261,104	1.4
Italy	191,547	1.0
Singapore	191,154	1.0
Denmark	168,846	0.8
Philippines	147,519	0.8
Norway	126,351	0.6
Brazil	122,649	0.6
Mexico	94,736	0.5
Panama	94,343	0.5
Thailand	69,263	0.4
Portugal	67,007	0.4
Colombia	62,121	0.3
Israel	45,501	0.2
Ireland	(8,684)	(0.1)
Other Assets in Excess of Liabilities	4,858,519	25.1
	$19,351,935	100.0%

The accompanying notes are an integral part of these financial statements.

12

LEUTHOLD GRIZZLY SHORT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Par	Value
U.S. TREASURY BILLS - 17.2%
4.25%, 10/28/2025(a)	$6,000,000	$5,981,099
TOTAL U.S. TREASURY BILLS (Cost $5,981,099)		5,981,099
TOTAL INVESTMENTS(b) - 17.2% (Cost $5,981,099)		$5,981,099
Money Market Deposit Account - 77.1%(b)(c)		26,812,840
Other Assets in Excess of Liabilities - 5.7%		2,000,281
TOTAL NET ASSETS - 100.0%		$34,794,220

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized yield as of September 30, 2025.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of September 30, 2025 is $32,793,939.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

13

LEUTHOLD GRIZZLY SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2025

	Shares	Value
COMMON STOCKS - (69.0)%
Aerospace & Defense - (2.7)%
Hexcel Corp.	(2,768)	$(173,554)
Loar Holdings, Inc.	(2,168)	(173,440)
Spirit AeroSystems Holdings, Inc. - Class A	(5,733)	(221,294)
TransDigm Group, Inc.	(275)	(362,455)
		(930,743)
Banks - (1.5)%
Glacier Bancorp, Inc.	(3,413)	(166,111)
Live Oak Bancshares, Inc.	(4,470)	(157,433)
Triumph Financial, Inc.	(4,165)	(208,417)
		(531,961)
Beverages - (1.9)%
Brown-Forman Corp. - Class B	(7,551)	(204,481)
PepsiCo, Inc.	(2,181)	(306,300)
Primo Brands Corp.	(6,640)	(146,744)
		(657,525)
Building Products - (1.6)%
AAON, Inc.	(2,817)	(263,220)
CSW Industrials, Inc.	(654)	(158,759)
Trex Co., Inc.	(2,471)	(127,677)
		(549,656)
Capital Markets - (6.8)%
Ares Management Corp. - Class A	(1,758)	(281,087)
Blue Owl Capital, Inc. - Class A	(8,992)	(152,235)
Cohen & Steers, Inc.	(2,545)	(166,977)
FactSet Research Systems, Inc.	(437)	(125,196)
Hamilton Lane, Inc. - Class A	(1,150)	(155,008)
MarketAxess Holdings, Inc.	(1,029)	(179,303)
Moelis & Co. - Class A	(2,555)	(182,223)
Moody’s Corp.	(728)	(346,877)
MSCI, Inc.	(754)	(427,827)
Perella Weinberg Partners	(7,755)	(165,337)
StepStone Group, Inc. - Class A	(2,677)	(174,835)
		(2,356,905)
Chemicals - (5.7)%
Air Products and Chemicals, Inc.	(1,122)	(305,992)
Albemarle Corp.	(3,290)	(266,753)
Chemours Co.	(9,685)	(153,410)
International Flavors & Fragrances, Inc.	(4,126)	(253,914)
Linde PLC	(741)	(351,975)
Sherwin-Williams Co.	(907)	(314,058)
Stepan Co.	(2,094)	(99,884)
Westlake Corp.	(3,010)	(231,951)
		(1,977,937)
Commercial Services & Supplies - (2.3)%
Casella Waste Systems, Inc. - Class A	(1,509)	(143,174)
Cintas Corp.	(1,542)	(316,511)
Rollins, Inc.	(5,888)	(345,861)
		(805,546)

	Shares	Value
Construction Materials - (0.5)%
Knife River Corp.	(2,101)	$(161,504)
Containers & Packaging - (1.3)%
Smurfit WestRock PLC	(6,536)	(278,238)
Sonoco Products Co.	(3,861)	(166,370)
		(444,608)
Financial Services - (1.3)%
Fidelity National Information Services, Inc.	(4,643)	(306,160)
Walker & Dunlop, Inc.	(1,728)	(144,495)
		(450,655)
Food Products - (0.9)%
Hershey Co.	(1,778)	(332,575)
Ground Transportation - (3.4)%
Knight-Swift Transportation Holdings, Inc.	(3,428)	(135,440)
Marten Transport Ltd.	(10,655)	(113,582)
Old Dominion Freight Line, Inc.	(1,821)	(256,361)
Saia, Inc.	(388)	(116,152)
Werner Enterprises, Inc.	(7,207)	(189,688)
XPO, Inc.	(2,856)	(369,195)
		(1,180,418)
Health Care Equipment & Supplies - (0.3)%
Baxter International, Inc.	(5,111)	(116,377)
Hotels, Restaurants & Leisure - (3.8)%
Caesars Entertainment, Inc.	(5,302)	(143,286)
Chipotle Mexican Grill, Inc.	(7,257)	(284,402)
First Watch Restaurant Group, Inc.	(9,145)	(143,028)
Restaurant Brands International, Inc.	(5,314)	(340,840)
Starbucks Corp.	(3,593)	(303,968)
Vail Resorts, Inc.	(832)	(124,442)
		(1,339,966)
Household Products - (1.8)%
Church & Dwight Co., Inc.	(3,391)	(297,153)
Clorox Co.	(2,804)	(345,733)
		(642,886)
Insurance - (5.3)%
Aon PLC - Class A	(892)	(318,069)
Arthur J. Gallagher & Co.	(1,118)	(346,289)
Brown & Brown, Inc.	(3,580)	(335,768)
Erie Indemnity Co. - Class A	(877)	(279,026)
Marsh & McLennan Cos., Inc.	(1,858)	(374,443)
Ryan Specialty Holdings, Inc.	(3,435)	(193,597)
		(1,847,192)
IT Services - (1.0)%
MongoDB, Inc.	(1,072)	(332,727)
Life Sciences Tools & Services - (3.1)%
Bio-Techne Corp.	(2,213)	(123,109)
Bruker Corp.	(2,941)	(95,553)

The accompanying notes are an integral part of these financial statements.

14

LEUTHOLD GRIZZLY SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - (Continued)
Danaher Corp.	(1,774)	$(351,713)
Mettler-Toledo International, Inc.	(282)	(346,186)
Repligen Corp.	(1,295)	(173,103)
		(1,089,664)
Machinery - (3.6)%
Hillman Solutions Corp.	(17,583)	(161,412)
IDEX Corp.	(1,639)	(266,764)
Ingersoll Rand, Inc.	(4,171)	(344,608)
Standex International Corp.	(890)	(188,591)
Stanley Black & Decker, Inc.	(3,712)	(275,913)
		(1,237,288)
Multi-Utilities - (1.0)%
Dominion Energy, Inc.	(5,992)	(366,531)
Oil, Gas & Consumable Fuels - (3.2)%
Expand Energy Corp.	(3,258)	(346,130)
Occidental Petroleum Corp.	(7,508)	(354,753)
Phillips 66	(2,960)	(402,619)
		(1,103,502)
Personal Care Products - (0.7)%
Kenvue, Inc.	(15,993)	(259,566)
Pharmaceuticals - (1.0)%
Eli Lilly & Co.	(464)	(354,032)
Professional Services - (4.2)%
CBIZ, Inc.	(2,529)	(133,936)
Dayforce, Inc.	(2,898)	(199,643)
Equifax, Inc.	(1,211)	(310,658)
Exponent, Inc.	(2,198)	(152,717)
Jacobs Solutions, Inc.	(2,233)	(334,638)
Paychex, Inc.	(2,553)	(323,618)
		(1,455,210)
Semiconductors & Semiconductor Equipment - (1.4)%
ARM Holdings PLC - ADR	(2,575)	(364,337)
Power Integrations, Inc.	(2,672)	(107,441)
		(471,778)
Software - (3.3)%
Braze, Inc. - Class A	(5,393)	(153,377)
CCC Intelligent Solutions Holdings, Inc.	(17,199)	(156,683)
Klaviyo, Inc. - Class A	(5,236)	(144,985)
Palo Alto Networks, Inc.	(1,709)	(347,986)
Samsara, Inc. - Class A	(4,916)	(183,121)
Varonis Systems, Inc.	(2,804)	(161,146)
		(1,147,298)
Specialty Retail - (1.2)%
Burlington Stores, Inc.	(1,224)	(311,508)
Floor & Decor Holdings, Inc. - Class A	(1,538)	(113,351)
		(424,859)

	Shares	Value
Textiles, Apparel & Luxury Goods - (1.8)%
NIKE, Inc. - Class B	(4,463)	$(311,205)
On Holding AG - Class A	(7,500)	(317,625)
		(628,830)
Trading Companies & Distributors - (1.4)%
SiteOne Landscape Supply, Inc.	(1,234)	(158,939)
Watsco, Inc.	(812)	(328,292)
		(487,231)
Water Utilities - (1.0)%
American Water Works Co., Inc.	(2,408)	(335,169)
TOTAL COMMON STOCKS (Proceeds $26,363,892)		(24,020,139)
EXCHANGE TRADED FUNDS - (23.5)%
Energy Select Sector SPDR Fund	(9,384)	(838,367)
Invesco QQQ Trust Series 1	(2,889)	(1,734,469)
iShares S&P 500 Growth ETF	(13,721)	(1,656,399)
iShares U.S. Transportation ETF	(11,534)	(827,103)
Real Estate Select Sector SPDR Fund	(11,053)	(465,663)
SPDR Portfolio S&P 500 ETF	(26,295)	(2,059,950)
VanEck Semiconductor ETF	(1,772)	(578,310)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $7,849,022)		(8,160,261)
REAL ESTATE INVESTMENT TRUSTS - COMMON - (1.5)%
Industrial REITs - (0.4)%
Rexford Industrial Realty, Inc.	(3,822)	(157,122)
Specialized REITs - (1.1)%
Iron Mountain, Inc.	(3,597)	(366,678)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $546,842)		(523,800)
TOTAL SECURITIES SOLD SHORT - (94.0)% (Proceeds $34,759,756)		$(32,704,200)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

15

LEUTHOLD SELECT INDUSTRIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 97.6%
Automobile Components - 5.8%
Aptiv PLC(a)	5,382	$464,036
Autoliv, Inc.	3,454	426,569
Garrett Motion, Inc.	23,712	322,957
Goodyear Tire & Rubber Co.(a)	38,110	285,063
Lear Corp.	3,088	310,684
Magna International, Inc.	9,379	444,377
Visteon Corp.	2,598	311,396
		2,565,082
Banks - 7.6%
Bank of America Corp.	10,916	563,156
Barclays PLC - ADR	20,470	423,115
Canadian Imperial Bank of Commerce	5,505	439,794
Citigroup, Inc.	5,671	575,607
JPMorgan Chase & Co.	2,159	681,013
PNC Financial Services Group, Inc.	1,683	338,165
US Bancorp	6,665	322,120
		3,342,970
Biotechnology - 4.0%
Amgen, Inc.	1,157	326,505
Biogen, Inc.(a)	1,586	222,167
Gilead Sciences, Inc.	2,899	321,789
Regeneron Pharmaceuticals, Inc.	584	328,365
United Therapeutics Corp.(a)	508	212,959
Vertex Pharmaceuticals, Inc.(a)	873	341,902
		1,753,687
Capital Markets - 6.6%
Deutsche Bank AG	16,160	572,226
Goldman Sachs Group, Inc.	1,136	904,653
Lazard, Inc.	3,938	207,848
Morgan Stanley	4,418	702,285
Raymond James Financial, Inc.	1,670	288,242
StoneX Group, Inc.(a)	2,297	231,813
		2,907,067
Communications Equipment - 5.6%
Cisco Systems, Inc.	10,346	707,873
Digi International, Inc.(a)	3,413	124,438
F5, Inc.(a)	1,619	523,245
NETGEAR, Inc.(a)	10,468	339,058
NetScout Systems, Inc.(a)	11,564	298,698
Telefonaktiebolaget LM Ericsson - ADR	55,288	457,232
		2,450,544
Construction & Engineering - 3.9%
AECOM	2,565	334,656
Dycom Industries, Inc.(a)	1,345	392,417
Granite Construction, Inc.	1,884	206,581
Primoris Services Corp.	3,750	514,987
Valmont Industries, Inc.	746	289,247
		1,737,888

	Shares	Value
Consumer Finance - 0.5%
Bread Financial Holdings, Inc.	3,621	$201,943
Diversified Consumer Services - 5.6%
Adtalem Global Education, Inc.(a)	3,152	486,826
Graham Holdings Co. - Class B	190	223,689
Laureate Education, Inc.(a)	13,718	432,666
Pearson PLC - ADR	18,195	257,641
Perdoceo Education Corp.	10,468	394,225
Stride, Inc.(a)	2,584	384,861
Universal Technical Institute, Inc.(a)	9,536	310,397
		2,490,305
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	16,455	464,690
Verizon Communications, Inc.	4,576	201,115
		665,805
Electronic Equipment, Instruments & Components - 7.2%
Benchmark Electronics, Inc.	4,171	160,792
CTS Corp.	3,736	149,216
Flex, Ltd.(a)	13,828	801,609
Jabil, Inc.	4,185	908,857
Plexus Corp.(a)	1,777	257,114
Sanmina Corp.(a)	2,564	295,142
TE Connectivity PLC	2,710	594,926
		3,167,656
Entertainment - 3.7%
Netflix, Inc.(a)	1,008	1,208,511
Walt Disney Co.	3,627	415,292
		1,623,803
Financial Services - 2.4%
Mastercard, Inc. - Class A	1,054	599,526
Visa, Inc. - Class A	1,400	477,932
		1,077,458
Ground Transportation - 1.0%
Uber Technologies, Inc.(a)	4,330	424,210
Health Care Providers & Services - 8.6%
Cardinal Health, Inc.	4,262	668,963
Cencora, Inc.	2,085	651,625
CVS Health Corp.	2,940	221,647
Encompass Health Corp.	2,095	266,107
HCA Healthcare, Inc.	1,090	464,558
McKesson Corp.	1,082	835,888
Tenet Healthcare Corp.(a)	2,014	408,923
Universal Health Services, Inc. - Class B	1,260	257,594
		3,775,305
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.(a)	7,779	224,891
Expedia Group, Inc. - Class A	1,131	241,751
Life Time Group Holdings, Inc.(a)	6,903	190,523

The accompanying notes are an integral part of these financial statements.

16

LEUTHOLD SELECT INDUSTRIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - (Continued)
Norwegian Cruise Line Holdings, Ltd.(a)	7,479	$184,208
Royal Caribbean Cruises, Ltd.	750	242,685
Travel + Leisure Co.	3,694	219,756
United Parks & Resorts, Inc.(a)	3,778	195,323
		1,499,137
Insurance - 3.8%
Allstate Corp.	1,335	286,558
Assurant, Inc.	1,174	254,288
Hanover Insurance Group, Inc.	957	173,820
Hartford Insurance Group, Inc.	2,265	302,128
Markel Group, Inc.(a)	116	221,718
Travelers Cos., Inc.	1,109	309,655
White Mountains Insurance Group Ltd.	80	133,722
		1,681,889
Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A	4,712	1,145,487
Meta Platforms, Inc. - Class A	2,067	1,517,964
		2,663,451
IT Services - 0.9%
VeriSign, Inc.	1,377	384,968
Metals & Mining - 5.3%
Agnico Eagle Mines, Ltd.	2,130	359,033
Eldorado Gold Corp.(a)	9,970	288,033
Equinox Gold Corp.(a)	21,011	235,743
IAMGOLD Corp.(a)	39,618	512,261
Kinross Gold Corp.	31,141	773,854
Pan American Silver Corp.	4,678	181,179
		2,350,103
Professional Services - 3.9%
Concentrix Corp.	6,096	281,330
CSG Systems International, Inc.	4,738	305,032
Maximus, Inc.	4,149	379,094
SS&C Technologies Holdings, Inc.	4,669	414,421
WNS Holdings Ltd.(a)	4,439	338,563
		1,718,440
Software - 8.5%
Check Point Software Technologies, Ltd.(a)	2,071	428,511
Fortinet, Inc.(a)	4,315	362,805
Microsoft Corp.	3,512	1,819,040
Oracle Corp.	3,308	930,342
Qualys, Inc.(a)	1,636	216,492
		3,757,190

	Shares	Value
Specialty Retail - 0.4%
Asbury Automotive Group, Inc.(a)	814	$198,982
Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.	2,558	612,334
TOTAL COMMON STOCKS (Cost $35,762,176)		43,050,217
TOTAL INVESTMENTS - 97.6% (Cost $35,762,176)		$43,050,217
Money Market Deposit Account - 2.4%(b)		1,068,085
Liabilities in Excess of Other Assets - (0.0)%(c)		(11,109)
TOTAL NET ASSETS - 100.0%		$44,107,193

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
AG - Aktiengesellschaft
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

17

The Leuthold Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
ASSETS:
Investments, at value	$64,883,940	$482,489,585	$16,991,859	$5,981,099	$43,050,217
Cash – money market deposit account	6,358,331	80,255,959	2,237,325	26,812,840	1,068,085
Deposit at broker for securities sold short	—	68,772,464	2,577,175	33,387,407	—
Interest receivable	20,899	625,880	22,362	207,093	2,577
Tri-party collateral for securities sold short	—	488,000	16,000	225,000	—
Receivable for investments sold	—	1,450,264	26,303	866,197	—
Receivable for fund shares sold	—	695,105	54,708	143,456	—
Dividends receivable	—	247,844	32,709	—	32,695
Dividend tax reclaims receivable	—	33,016	23,088	—	2,461
Foreign currency, at value	—	—	1,718	—	—
Receivable from Adviser	—	—	3,106	—	2,801
Prepaid expenses and other assets	3,119	34,190	12,859	13,486	1,569
Total assets	71,266,289	635,092,307	21,999,212	67,636,578	44,160,405
LIABILITIES:
Securities sold short, at value	—	67,014,967	2,498,443	32,704,200	—
Payable for audit fees	23,502	29,750	29,751	25,999	25,502
Payable for fund administration and accounting fees	23,449	59,522	11,207	9,335	12,147
Payable to adviser	9,653	410,350	—	36,457	—
Payable to directors	4,964	5,115	4,924	4,926	5,092
Payable for printing and mailing	3,874	8,540	3,628	5,253	3,191
Payable for transfer agent fees and expenses	1,896	92,940	7,657	7,393	13
Payable for compliance fees	1,001	7,611	285	602	299
Payable for custody fees	875	8,494	3,751	852	2,301
Dividends payable	—	47,298	1,080	21,592	—
Payable for distribution and shareholder servicing fees	—	22,518	1,161	—	—
Payable for capital shares redeemed	—	614,820	81,614	24,707	—
Payable for expenses and other liabilities	5,575	5,131	3,776	1,042	4,667
Total liabilities	74,789	68,327,056	2,647,277	32,842,358	53,212
NET ASSETS	$71,191,500	$566,765,251	$19,351,935	$34,794,220	$44,107,193
Net Assets Consists of:
Paid-in capital	$61,927,607	$358,134,801	$15,125,518	$421,045,508	$36,658,343
Total distributable earnings/(accumulated losses)	9,263,893	208,630,450	4,226,417	(386,251,288)	7,448,850
Total net assets	$71,191,500	$566,765,251	$19,351,935	$34,794,220	$44,107,193
Net assets	$71,191,500	$—	$—	$—	$44,107,193
Shares issued and outstanding(a)	1,875,000	—	—	—	1,106,875
Net asset value per share	$37.97	$—	$—	$—	$39.85
Institutional
Net assets	$—	$321,961,961	$16,749,988	$—	$—
Shares issued and outstanding(a)	—	13,323,182	1,658,973	—	—
Net asset value per share	$—	$24.17	$10.10	$—	$—
Retail
Net assets	$—	$244,803,290	$2,601,947	$34,794,220	$—
Shares issued and outstanding(a)	—	10,167,765	263,331	1,706,058	—
Net asset value per share	$—	$24.08	$9.88	$20.39	$—
Cost:
Investments, at cost	$54,974,359	$313,003,245	$14,104,689	$5,981,099	$35,762,176
Foreign currency, at cost	$—	$—	$1,711	$—	$—
Proceeds:
Securities sold short proceeds	$—	$69,911,947	$2,531,109	$34,759,756	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

18

The Leuthold Funds
Statements of Operations
For the Year Ended September 30, 2025

	Leuthold Core ETF	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Grizzly Short Fund	Leuthold Select Industries ETF
INVESTMENT INCOME:
Dividend income	$1,481,974	$7,857,511	$478,869	$606,380	$278,188
Less: Dividend withholding taxes	—	(89,149)	(30,900)	—	(5,568)
Less: Issuance fees	—	(14,368)	(2,756)	—	(789)
Interest income	207,837	3,735,855	144,850	1,202,448	8,441
Broker interest income	—	3,035,788	110,382	1,683,698	—
Total investment income	1,689,811	14,525,637	700,445	3,492,526	280,272
EXPENSES:
Investment advisory fee (see Note 6)	377,660	4,806,807	172,298	529,203	118,138
Dividends expenses	—	796,580	38,909	514,405	—
Fund administration and accounting fees (see Note 6)	97,371	324,630	47,038	41,665	44,014
Transfer agent fees (see Note 6)	51,090	448,249	41,277	37,430	20,061
Audit fees	23,597	31,537	31,377	26,126	27,097
Trustees’ fees	22,852	38,984	20,671	21,270	20,622
Reports to shareholders	11,222	50,585	8,239	12,355	6,119
Legal fees	10,725	13,993	11,560	8,520	9,911
Other extraordinary expenses (See Note 11)	9,717	31,315	736	1,701	1,297
Custodian fees (see Note 6)	9,501	52,606	19,976	5,040	17,441
Compliance fees	3,136	22,738	829	1,814	782
Shareholder service costs – Retail (See Note 8)	—	226,439	—	30,805	3,575
Distribution expenses – Retail (See Note 7)	—	—	7,465	—	—
Federal and state registration fees	—	52,156	37,962	29,641	20,151
Other	7,093	35,475	9,897	9,131	7,101
Total expenses	623,964	6,932,094	448,234	1,269,106	296,309
Expense reimbursement by Adviser (see Note 6)	(123,290)	—	(65,309)	—	(133,375)
Net expenses	500,674	6,932,094	382,925	1,269,106	162,934
Net investment income	1,189,137	7,593,543	317,520	2,223,420	117,338
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	6,886,697	57,581,075	2,179,303	—	2,815,833
Securities sold short	—	(13,874,026)	(475,264)	(7,041,405)	—
Distributions received from other investment companies	103	649	25	—	—
Foreign currency translation	—	(1,986)	(1,241)	—	—
Net realized gain (loss)	6,886,800	43,705,712	1,702,823	(7,041,405)	2,815,833
Net change in unrealized appreciation (depreciation) on:
Investments	(1,824,746)	(447,441)	(481,935)	—	1,173,454
Securities sold short	—	3,430,726	58,186	2,545,913	—
Forward currency contracts	—	—	—	—	4
Foreign currency translation	—	(20,212)	4,196	—	—
Net change in unrealized appreciation (depreciation)	(1,824,746)	3,450,938	(419,553)	2,545,913	1,173,458
Net realized and unrealized gain (loss)	5,062,054	47,156,650	1,283,270	(4,495,492)	3,989,291
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,251,191	$54,750,193	$1,600,790	$(2,272,072)	$4,106,629

The accompanying notes are an integral part of these financial statements.

19

Leuthold Core ETF & Core Investment Fund
Statements of Changes in Net Assets

	Leuthold Core ETF		Leuthold Core Investment Fund
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$1,189,137	$1,484,807	$7,593,543	$8,215,550
Net realized gain (loss)	6,886,800	3,903,423	43,705,712	30,418,880
Net change in unrealized appreciation (depreciation)	(1,824,746)	8,113,496	3,450,938	58,022,742
Net increase (decrease) in net assets from operations	6,251,191	13,501,726	54,750,193	96,657,172
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,502,155)	(1,180,984)	—	—
From earnings - Institutional	—	—	(20,348,078)	(15,846,557)
From earnings - Retail	—	—	(15,427,273)	(13,825,863)
Total distributions to shareholders	(1,502,155)	(1,180,984)	(35,775,351)	(29,672,420)
CAPITAL TRANSACTIONS:
Shares sold	20,107,313	27,062,742	—	—
Shares redeemed	(42,129,392)	(17,577,455)	—	—
Shares sold - Institutional	—	—	41,428,032	70,591,907
Shares issued in reinvestment of distributions - Institutional	—	—	19,409,922	14,480,922
Shares redeemed - Institutional	—	—	(64,572,675)	(58,883,906)
Redemption fees - Institutional	—	—	1,056	588
Shares sold - Retail	—	—	21,731,768	28,273,716
Shares issued in reinvestment of distributions - Retail	—	—	15,020,459	13,270,549
Shares redeemed - Retail	—	—	(56,870,662)	(55,116,468)
Redemption fees - Retail	—	—	833	495
Net increase (decrease) in net assets from capital transactions	(22,022,079)	9,485,287	(23,851,267)	12,617,803
Net increase (decrease) in net assets	(17,273,043)	21,806,029	(4,876,425)	79,602,555
NET ASSETS:
Beginning of the year	88,464,543	66,658,514	571,641,676	492,039,121
End of the year	$71,191,500	$88,464,543	$566,765,251	$571,641,676
SHARES TRANSACTIONS
Shares sold	575,000	825,000	—	—
Shares redeemed	(1,200,000)	(525,000)	—	—
Shares sold - Institutional	—	—	1,820,789	3,316,345
Shares issued in reinvestment of distributions - Institutional	—	—	871,534	693,873
Shares redeemed - Institutional	—	—	(2,903,811)	(2,711,090)
Shares sold - Retail	—	—	992,367	1,301,754
Shares issued in reinvestment of distributions - Retail	—	—	677,954	640,724
Shares redeemed - Retail	—	—	(2,572,130)	(2,565,750)
Total increase (decrease) in shares outstanding	(625,000)	300,000	(1,113,297)	675,856

The accompanying notes are an integral part of these financial statements.

20

Leuthold Global Fund & Grizzly Short Fund
Statements of Changes in Net Assets

	Leuthold Global Fund		Leuthold Grizzly Short Fund
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$317,520	$366,004	$2,223,420	$5,370,665
Net realized gain (loss)	1,702,823	1,209,190	(7,041,405)	(7,992,921)
Net change in unrealized appreciation (depreciation)	(419,553)	1,350,316	2,545,913	(8,497,592)
Net increase (decrease) in net assets from operations	1,600,790	2,925,510	(2,272,072)	(11,119,848)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional	(1,218,357)	(494,163)	—	—
From earnings - Retail	(247,655)	(88,516)	(3,570,368)	(5,495,575)
Total distributions to shareholders	(1,466,012)	(582,679)	(3,570,368)	(5,495,575)
CAPITAL TRANSACTIONS:
Shares sold - Institutional	339,717	586,158	—	—
Shares issued in reinvestment of distributions - Institutional	1,058,257	441,331	—	—
Shares redeemed - Institutional	(2,276,343)	(6,025,305)	—	—
Shares sold - Retail	175,338	128,730	23,726,552	39,205,170
Shares issued in reinvestment of distributions - Retail	233,549	83,467	3,327,317	4,759,773
Shares redeemed - Retail	(1,204,225)	(966,653)	(40,348,846)	(83,748,152)
Net increase (decrease) in net assets from capital transactions	(1,673,707)	(5,752,272)	(13,294,977)	(39,783,209)
Net increase (decrease) in net assets	(1,538,929)	(3,409,441)	(19,137,417)	(56,398,632)
NET ASSETS:
Beginning of the year	20,890,864	24,300,305	53,931,637	110,330,269
End of the year	$19,351,935	$20,890,864	$34,794,220	$53,931,637
SHARES TRANSACTIONS
Shares sold - Institutional	36,007	61,545	—	—
Shares issued in reinvestment of distributions - Institutional	115,255	47,201	—	—
Shares redeemed - Institutional	(236,020)	(629,799)	—	—
Shares sold - Retail	18,877	14,095	4,202,417	5,828,582
Shares issued in reinvestment of distributions - Retail	25,953	9,092	621,548	751,499
Shares redeemed - Retail	(130,860)	(105,496)	(7,082,781)	(12,283,327)
Reverse Stock Split (see Note 10)	—	—	(5,252,193)	—
Total increase (decrease) in shares outstanding	(170,788)	(603,362)	(7,511,009)	(5,703,246)

The accompanying notes are an integral part of these financial statements.

21

Leuthold Select Industries ETF
Statements of Changes in Net Assets

	Leuthold Select Industries ETF
	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$117,338	$(43,160)
Net realized gain (loss)	2,815,833	2,005,222
Net change in unrealized appreciation (depreciation)	1,173,458	2,323,281
Net increase (decrease) in net assets from operations	4,106,629	4,285,343
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,060,438)	(601,973)
Total distributions to shareholders	(2,060,438)	(601,973)
CAPITAL TRANSACTIONS:
Shares sold	36,060,301	5,855,587
Shares issued in reinvestment of distributions	2,028,539	592,596
Shares redeemed	(10,799,940)	(8,970,764)
Net increase (decrease) in net assets from capital transactions	27,288,900	(2,522,581)
Net increase (decrease) in net assets	29,335,091	1,160,789
NET ASSETS:
Beginning of the year	14,772,102	13,611,313
End of the year	$44,107,193	$14,772,102
SHARES TRANSACTIONS
Shares sold	982,564	165,556
Shares issued in reinvestment of distributions	57,564	18,256
Shares redeemed	(298,880)	(241,533)
Total increase (decrease) in shares outstanding	741,248	(57,721)

The accompanying notes are an integral part of these financial statements.

22

Leuthold Core ETF
Financial Highlights

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$35.39	$30.30	$27.49	$30.06	$26.63
INVESTMENT OPERATIONS:
Net investment income(a)	0.56	0.61	0.51	0.26	0.06
Net realized and unrealized gain (loss) on investments(b)	2.66	4.99	2.52	(2.76)	3.55
Total from investment operations	3.22	5.60	3.03	(2.50)	3.61
LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)	(0.51)	(0.22)	(0.07)	(0.18)
Total distributions	(0.64)	(0.51)	(0.22)	(0.07)	(0.18)
Net asset value, end of year	$37.97	$35.39	$30.30	$27.49	$30.06
TOTAL RETURN	9.25%	18.67%	11.03%	−8.34%	13.59%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$71,192	$88,465	$66,659	$35,741	$15,030
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.83%(d)	0.71%(d)	0.73%	0.98%	1.43%
After expense reimbursement/recoupment	0.66%(d)	0.66%(d)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	1.57%	1.79%	1.63%	0.55%	(0.59)%
Portfolio turnover rate(e)	57%	40%	50%	31%	71%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 0.81% and 0.65% for the year ended September 30, 2025, and 0.70% and 0.65% for the year ended September 30, 2024.

(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

Leuthold Core Investment Fund
Financial Highlights
Institutional Class

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$23.29	$20.61	$20.12	$22.98	$19.74
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.33	0.34	0.34	0.09	(0.05)
Net realized and unrealized gain (loss) on investments(b)	2.07	3.56	1.79	(1.80)	3.32
Total from investment operations	2.40	3.90	2.13	(1.71)	3.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.31)	(0.20)	—	—
Net realized gains	(1.13)	(0.91)	(1.44)	(1.15)	(0.03)
Total distributions	(1.52)	(1.22)	(1.64)	(1.15)	(0.03)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$24.17	$23.29	$20.61	$20.12	$22.98
TOTAL RETURN	10.96%	19.71%	10.83%	−8.08%	16.56%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$321,962	$315,274	$252,201	$258,752	$305,516
Ratio of expenses to average net assets	1.26%	1.31%	1.29%	1.26%	1.26%
Ratio of dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short to average net assets	0.15%	0.18%	0.16%	0.16%	0.13%
Ratio of operational expenses to average net asses excluding dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short	1.11%	1.13%	1.13%	1.10%	1.13%
Ratio of net investment income (loss) to average net assets	1.46%	1.55%	1.63%	0.42%	(0.21)%
Portfolio turnover rate	64%	40%	68%	65%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

24

Leuthold Core Investment Fund
Financial Highlights
Retail

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$23.16	$20.51	$20.03	$22.91	$19.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.32	0.31	0.07	0.07
Net realized and unrealized gain (loss) on investments(b)	2.07	3.54	1.79	(1.80)	3.17
Total from investment operations	2.37	3.86	2.10	(1.73)	3.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.30)	(0.18)	—	—
Net realized gains	(1.13)	(0.91)	(1.44)	(1.15)	(0.03)
Total distributions	(1.45)	(1.21)	(1.62)	(1.15)	(0.03)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$24.08	$23.16	$20.51	$20.03	$22.91
TOTAL RETURN	10.83%	19.62%	10.75%	−8.19%	16.44%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$244,803	$256,368	$239,838	$247,766	$286,984
Ratio of expenses to average net assets	1.35%	1.40%	1.39%	1.34%	1.36%
Ratio of dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short to average net assets	0.15%	0.18%	0.16%	0.18%	0.13%
Ratio of operational expenses to average net asses excluding dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short	1.20%	1.22%	1.23%	1.16%	1.23%
Ratio of net investment income (loss) to average net assets	1.37%	1.46%	1.53%	0.33%	(0.31)%
Portfolio turnover rate	64%	40%	68%	65%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

25

Leuthold Global Fund
Financial Highlights
Institutional

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.01	$9.04	$8.67	$9.86	$8.38
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16	0.16	0.19	0.12	(0.04)
Net realized and unrealized gain (loss) on investments(b)	0.67	1.04	0.61	(1.07)	1.54
Total from investment operations	0.83	1.20	0.80	(0.95)	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.23)	(0.10)	(0.05)	(0.02)
Net realized gains	(0.57)	—	(0.33)	(0.19)	—
Total distributions	(0.74)	(0.23)	(0.43)	(0.24)	(0.02)
Redemption fee per share	—	—	—	—	0.00(c)
Net asset value, end of year	$10.10	$10.01	$9.04	$8.67	$9.86
TOTAL RETURN	9.05%	13.40%	9.26%	−9.90%	17.96%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$16,750	$17,462	$20,464	$20,143	$22,939
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.31%	2.06%	1.91%	1.87%	1.90%
After expense reimbursement/recoupment	1.96%	2.05%	1.91%	1.87%	1.95%
Ratio of dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short to average net assets	0.20%	0.26%	0.25%	0.30%	0.29%
Ratio of operational expenses to average net asses excluding dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short	1.76%	1.79%	1.66%	1.57%	1.66%
Ratio of net investment income (loss) to average net assets	1.70%	1.65%	1.57%	1.28%	(0.45)%
Portfolio turnover rate	64%	56%	67%	54%	49%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

26

Leuthold Global Fund
Financial Highlights
Retail

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.82	$8.89	$8.55	$9.72	$8.24
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13	0.13	0.16	0.11	(0.05)
Net realized and unrealized gain (loss) on investments(b)	0.64	1.03	0.60	(1.05)	1.53
Total from investment operations	0.77	1.16	0.76	(0.94)	1.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.23)	(0.09)	(0.04)	—
Net realized gains	(0.57)	—	(0.33)	(0.19)	—
Total distributions	(0.71)	(0.23)	(0.42)	(0.23)	—
Redemption fee per share	—	0.00(c)	—	—	—
Net asset value, end of year	$9.88	$9.82	$8.89	$8.55	$9.72
TOTAL RETURN	8.64%	13.24%	8.96%	−9.92%	18.01%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$2,602	$3,429	$3,837	$4,608	$5,691
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.54%	2.31%	2.16%	1.96%	1.97%
After expense reimbursement/recoupment	2.21%	2.30%	2.16%	1.96%	2.01%
Ratio of dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short to average net assets	0.20%	0.26%	0.25%	0.31%	0.23%
Ratio of operational expenses to average net asses excluding dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short	2.01%	2.04%	1.91%	1.65%	1.78%
Ratio of net investment income (loss) to average net assets	1.44%	1.42%	1.84%	1.14%	(0.48)%
Portfolio turnover rate	64%	56%	67%	54%	49%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

27

Leuthold Grizzly Short Fund
Financial Highlights
Retail

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA(a)
Net asset value, beginning of year	$23.40	$29.56	$37.00	$28.60	$43.28
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	1.16	1.92	1.56	(0.40)	(0.92)
Net realized and unrealized gain (loss) on investments(c)	(2.33)	(6.00)	(7.80)	8.80	(13.76)
Total from investment operations	(1.17)	(4.08)	(6.24)	8.40	(14.68)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.84)	(2.08)	(1.20)	—	—(d)
Total distributions	(1.84)	(2.08)	(1.20)	—	—
Net asset value, end of year	$20.39	$23.40	$29.56	$37.00	$28.60
TOTAL RETURN	−5.12%	−14.14%	−16.77%	29.37%	−33.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$34,794	$53,932	$110,330	$197,384	$60,697
Ratio of expenses to average net assets	3.00%	2.91%	2.71%	2.68%	2.93%
Ratio of dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short to average net assets	1.22%	1.25%	1.08%	1.07%	1.25%
Ratio of operational expenses to average net asses excluding dividends, interest, borrowing expense, and other extraordinary expenses on securities sold short	1.78%	1.66%	1.63%	1.61%	1.68%
Ratio of net investment income (loss) to average net assets	5.25%	7.11%	4.99%	(1.22)%	(2.93)%
Portfolio turnover rate	0%	0%	0%	0%	0%

(a)
During the year ended September 30, 2025, the Fund effected the following reverse split: September 23, 2025, 1 for 4. All historical per share information has been retroactively adjusted to reflect this reverse split.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

28

Leuthold Select Industries ETF
Financial Highlights

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$40.40	$32.15	$26.69	$33.85	$27.06
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.22	(0.09)	0.10	0.09	(0.10)
Net realized and unrealized gain (loss) on investments(b)	5.45	9.63	5.80	(5.09)	8.85
Total from investment operations	5.67	9.54	5.90	(5.00)	8.75
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.44)	(0.08)	—
Net realized gains	(6.22)	(1.29)	—	(2.08)	(1.96)
Total distributions	(6.22)	(1.29)	(0.44)	(2.16)	(1.96)
Net asset value, end of year	$39.85	$40.40	$32.15	$26.69	$33.85
TOTAL RETURN	16.02%	30.67%	22.23%	−16.21%	34.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$44,107	$14,772	$13,611	$11,965	$14,741
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.51%(c)	1.79%(c)	1.87%	1.86%	2.03%
After expense reimbursement/recoupment	0.83%(c)	1.51%(c)	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.60%	(0.54)%	(0.04)%	(0.07)%	(0.84)%
Portfolio turnover rate(d)	78%	53%	104%	106%	63%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)
The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.51% and 0.82% for the year ended September 30, 2025, and 1.78% and 1.50% for the year ended September 30, 2024.

(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025
1.	Organization
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Leuthold Funds consists of five series (each series a “Fund” and collectively the “Funds”), of which is each is diversified:

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class
Leuthold Core Investment Fund	Capital appreciation and income	11/20/1995	1/31/2006
Leuthold Global Fund	Capital appreciation and income	7/1/2008	4/30/2008
Leuthold Select Industries ETF	Capital appreciation	6/19/2000	n/a
Leuthold Grizzly Short Fund	Capital appreciation	6/19/2000	n/a
Leuthold Core ETF	Capital appreciation and income	1/6/2020	n/a

The Leuthold Core ETF is a fund of funds, and therefore invests in other funds instead of individual securities. The Leuthold Core ETF invests primarily in a combination of U.S. and international equity and bond funds.
On January 17, 2025, each series of Leuthold Funds, Inc. (the “Acquired Funds”), reorganized into the Funds, each a series of the Trust. See Note 11 for further details.
The Funds are considered investment companies under and follow the accounting and reporting guidance in Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser to the Funds (the “Adviser”). All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.
Shares of the Leuthold Select Industries ETF and Leuthold Core ETF are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds intend to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended

30

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
September 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended September 30, 2025, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended September 30, 2022.
Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
Core Investment Fund, Global Fund, and Grizzly Short Fund will make distributions of net investment income, if any, quarterly. Core ETF and Select Industries ETF will make distributions of net investment income, if any, annually. Each Fund make distributions of net realized capital gains, if any, annually. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended September 30, 2025, the Core ETF decreased distributable earnings by 7,470,307 and increased paid-in capital by 7,470,307. These adjustments were due to redemptions in-kind. The Core Investment Fund decreased distributable earnings by 8,251,376 and increased paid-in capital by 8,251,376. These adjustments were due to the use of equalization. The Global Fund decreased distributable earnings by 204,307 and increased paid-in capital by 204,307. These adjustments were due to the use of equalization. The Select Industries ETF decreased distributable earnings by 2,104,351 and increased paid-incapital by 2,104,351. These adjustments were due to redemptions in-kind and the use of equalization. The Grizzly Short Fund had no such adjustments.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio

31

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. The Funds will suffer a loss if they sell a security short and the value of the security rises rather than falls; additionally, the Funds may be subject to expenses such as costs of borrowing and margin account maintenance. Since there is no maximum attainable price for a stock, short selling could result in unlimited loss. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 3. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund’s collateral at broker for securities sold short is with one major international security dealer.
With regard to the cash collateral that is posted with counterparties, the Funds have established a collateral account for each respective counterparty with its custodian (the “Account”) and have entered into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.
The Adviser reviews each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash collateral in an Account is equal to or in excess of the greater of the following: $250,000 or 3% of the total assets of the applicable Fund calculated at each month end; then the applicable Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statements of Assets and Liabilities as an asset.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and may include money market fund accounts. These balances may exceed FDIC insured limits.
3.	Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

32

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. Foreign securities, and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.
Short-Term Investments – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.

33

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2025:
Leuthold Core Investment Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$396,898,335	$—	$0(a)(b)	$396,898,335
Exchange Traded Funds	48,667,919	—	—	48,667,919
Foreign Government Debt Obligations	—	11,357,942	—	11,357,942
U.S. Treasury Securities	—	10,217,117	—	10,217,117
Real Estate Investment Trusts - Common	395,523	—	—	395,523
U.S. Treasury Bills	—	14,952,749	—	14,952,749
Total Investments	$445,961,777	$36,527,808	$0(a)(b)	$482,489,585
Liabilities:
Investments:
Common Stocks	$(41,328,029)	$—	$—	$(41,328,029)
Exchange Traded Funds	(24,784,955)	—	—	(24,784,955)
Real Estate Investment Trusts	(901,983)	—	—	(901,983)
Total Investments	$(67,014,967)	$—	$—	$(67,014,967)

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.
Leuthold Global Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,505,402	$6,454,186	$0(a)(b)	$13,959,588
Exchange Traded Funds	1,618,023	—	—	1,618,023
U.S. Treasury Securities	—	505,896	—	505,896
Foreign Government Debt Obligations	—	409,927	—	409,927
U.S. Treasury Bills	—	498,425	—	498,425
Total Investments	$9,123,425	$7,868,434	$0(a)(b)	$16,991,859
Liabilities:
Investments:
Exchange Traded Funds	$(1,732,007)	$—	$—	$(1,732,007)
Common Stocks	(750,127)	—	—	(750,127)
Real Estate Investment Trusts - Common	(16,309)	—	—	(16,309)
Total Investments	$(2,498,443)	$—	$—	$(2,498,443)

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.

34

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
Leuthold Select Industries ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$43,050,217	$—	$—	$43,050,217
Total Investments	$43,050,217	$—	$—	$43,050,217

Leuthold Grizzly Short Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$5,981,099	$—	$5,981,099
Total Investments	$—	$5,981,099	$—	$5,981,099
Liabilities:
Investments:
Common Stocks	$(24,020,139)	$—	$—	$(24,020,139)
Exchange Traded Funds	(8,160,261)	—	—	(8,160,261)
Real Estate Investment Trusts - Common	(523,800)	—	—	(523,800)
Total Investments	$(32,704,200)	$—	$—	$(32,704,200)

Leuthold Core ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$64,883,940	$—	$—	$64,883,940
Total Investments	$64,883,940	$—	$—	$64,883,940

Refer to each Fund’s Schedule of Investments and/or Schedule of Securities Sold Short for further industry classification.
4.	Federal Tax Information
As of September 30, 2025, the Funds’ most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of securities’ appreciation for federal income tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Federal Income Tax Cost	$243,480,246	$11,741,118	$36,014,576	$(28,678,565)	$55,624,382
Unrealized Appreciation	175,255,538	4,131,952	7,559,967	2,892,594	11,267,941
Unrealized Depreciation	(2,961,166)	(1,379,654)	(524,326)	(937,130)	(2,008,383)
Net Appreciation	$172,294,372	$2,752,298	$7,035,641	$1,955,464	$9,259,558

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

35

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
At September 30, 2025, the Funds’ most recent fiscal year end, the components of accumulated earnings (accumulated losses) for federal income tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Undistributed Ordinary Income	$128,107	$107,857	$95,101	$203,720	$722,085
Undistributed long-term gains	36,207,415	1,365,430	318,108	—	—
Distributable earnings	36,335,522	1,473,287	413,209	203,720	722,085
Capital loss carryover and late-year losses	—	—	—	(388,410,472)	(717,750)
Other accumulated gains (losses)	556	832	—	—	—
Unrealized appreciation (depreciation)	172,294,372	2,752,298	7,035,641	1,955,464	9,259,558
Total accumulated earnings (accumulated losses)	$208,630,450	$4,226,417	$7,448,850	$(386,251,288)	$9,263,893

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized will carry forward retaining their classification as long-term or short-term losses. As of September 30, 2025, these amounts were:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Unlimited Short-Term	$—	$—	$—	$(388,410,472)	$(592,671)
Unlimited Long-Term	—	—	—	—	(125,079)

The Funds did not have any late-year losses incurred during the fiscal year ended September 30, 2025, as arising on the first day of the fiscal year ending September 30, 2025. The Funds also did not have any post-October losses. No funds utilized capital loss carry forwards during the year ended September 30, 2025.
The tax character of distributions paid during the year ended September 30, 2025, and the year ended September 30, 2024:
Year Ended September 30, 2025

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Distributions paid from:
Ordinary Income*	$8,600,106	$339,274	$274,998	$3,570,368	$1,502,155
Long Term Capital Gain**	27,175,245	1,126,738	1,785,440	—	—
Total Distributions Paid	$35,775,351	$1,466,012	$2,060,438	$3,570,368	$1,502,155

Year Ended September 30, 2024

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
Distributions paid from:
Ordinary Income*	$7,722,596	$577,036	$165,254	$5,495,575	$1,180,984
Long Term Capital Gain**	21,949,824	5,643	436,719	—	—
Total Distributions Paid	$29,672,420	$582,679	$601,973	$5,495,575	$1,180,984

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).

36

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
5.	Investment Transactions
Purchases and sales of investment securities, other than short-term investments, U.S. Government securities, and securities sold short, for the year ended September 30, 2025 were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Core ETF
Purchases	$282,734,756	$10,137,939	$15,510,137	$38,887,825
Sales	354,569,956	13,124,772	20,212,245	38,109,774

Purchases and sales of U.S. Government securities for the year ended September 30, 2025 were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Core ETF
Purchases	$ —	$ —	$ —	$ —
Sales	—	—	—	—

During the year ended September 30, 2025, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Leuthold Select Industries ETF	$34,800,595	$5,686,304
Leuthold Core ETF	17,864,911	38,453,957

During the year ended September 30, 2025, net capital gains resulting from in-kind redemptions were as follows:

Leuthold Select Industries ETF	$1,677,755
Leuthold Core ETF	8,029,832

There were no purchases or sales of investment securities in the Leuthold Grizzly Short Fund because this Fund invests only in securities sold short and short-term investments.
6.	Investment Advisory and Other Transactions with Affiliates
Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
0.90%	0.90%	0.50%	1.25%	0.50%

Prior to January 17, 2025, the Select Industries ETF advisory fee was 1.00% of average daily net assets.
The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of 12B-1 fees, shareholder service fees, interest, taxes, brokerage commissions, dividends, interest on securities sold short, acquired fund fees and expenses, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries ETF	Leuthold Grizzly Short Fund	Leuthold Core ETF
1.25%	1.85%	0.65%	2.50%	0.65%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to thirty-six months from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

37

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
Prior to January 17, 2025, the Select Industries ETF operating expense were limited to 1.50% of average daily net assets.
Amounts subject to future recoupment as of September 30, 2025 are as follows:
Leuthold Global Fund

Month of Expiration	Recoverable Amount
9/30/2027	$1,816
9/30/2028	65,309

Leuthold Select Industries ETF

Month of Expiration	Recoverable Amount
9/30/2026	$52,137
9/30/2027	48,594
9/30/2028	133,375

Leuthold Core ETF

Month of Expiration	Recoverable Amount
9/30/2026	$48,986
9/30/2027	45,007
9/30/2028	123,290

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.
Effective January 17, 2025, the officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period January 17, 2025 through September 30, 2025 are as follows:

	Core ETF	Core Investment Fund	Global Fund	Grizzly Short Fund	Select Industries ETF
Expense
Fund Administration & Accounting	$76,184	$203,267	$36,286	$28,247	$36,150
Transfer Agency	39,406	274,597	31,347	23,955	15,362
Custody	4,723	36,248	16,573	3,600	13,840
Chief Compliance Officer	3,136	22,738	829	1,814	782

7.	Distribution Plan
The Leuthold Global Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Quasar Distributors, LLC, which serves as distributor. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to

38

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
investors. The Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Trustees. To the extent such fee is not paid to such persons, the Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.
8.	Sub-Transfer Agent and Shareholder Servicing Fee Plans
The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund and Leuthold Grizzly Short Fund have adopted a Shareholder Service Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations. Prior to January 17, 2025, Leuthold Select Industries ETF had a Shareholder Service Fee of up to 0.15% of average daily net assets.
9.	Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Core Investment Fund	Charles Schwab	40.85%	Record
Global Fund			Record
Select Industries ETF			Record
Grizzly Short Fund	Charles Schwab	29.42%	Record
Core ETF			Record

10.	Reverse Stock Split
During the current fiscal period, shares of Leuthold Grizzly Short Fund were adjusted to reflect a reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on September 25, 2025:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Leuthold Grizzly Short Fund	9/25/2025	1 for 4	$5.14	$20.56	7,002,924	1,750,731

11.	Reorganization of the Funds
On January 17, 2025, as the result of a tax-free reorganization, each Fund as a series of Leuthold Funds, Inc. (the “Predecessor Funds”), were reorganized into the Trust by transferring all the Predecessor Funds’ assets and liabilities to the applicable Fund in the Trust. The Predecessor Funds were deemed to be the accounting survivors for financial reporting purposes. The Funds paid a portion of the fees associated with the reorganization and are presented on the Statement of Operations for each Fund as other extraordinary expenses.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect the historical cost basis

39

The Leuthold Funds
Notes to the Financial Statements
September 30, 2025(Continued)
as of the date of the reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation, net realized gain/loss and net income/loss of the Funds were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund*	Leuthold Grizzly Short Fund	Leuthold Core ETF
Net Assets	$537,187,304	$18,500,950	$11,548,505	$41,071,922	$81,019,050
Fair Value of Investments	$450,872,766	$15,585,450	$11,257,338	$(11,459,876)	$81,029,302
Net Unrealized Appreciation (Depreciation)	$119,598,257	$1,078,756	$3,744,481	$(1,100,883)	$8,396,352
Net realized gain/loss	$43,548,693	$1,494,771	$2,529,298	$(2,789,820)	$3,303,351
Net Income	$2,013,805	$(356,634)	$(46,938)	$836,907	$(27,750)

*	Additionally, the Leuthold Select Industries Fund converted from a mutual fund to an ETF concurrently with the reorganization at net asset value.

40

The Leuthold Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Leuthold Funds and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, of Leuthold Core ETF, Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Grizzly Short Fund, and Leuthold Select Industries ETF (“Leuthold Funds” or the “Funds”), each a series of Managed Portfolio Series, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the year ended September 30, 2021, were audited by other auditors whose report dated November 23, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 26, 2025

41

The Leuthold Funds
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-800-273-6886.
Availability of Proxy Voting Information
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-273-6886. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-800-273-6886, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
Special Meetings of Shareholders of the Acquired Funds took place on December 12, 2024, and January 8, 2025, to approve a proposed Agreement of and Plan of Reorganization for the Acquired Funds, whereby the Funds, each a series of the Trust (the “Acquiring Funds”), would acquire all the assets and liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds which would be distributed pro rata by the Acquired Fund to its shareholders, in complete liquidation and termination of the Acquired Funds (the “Reorganization”).
All Acquired Funds’ shareholders of record at the close of business on October 10, 2024, were entitled to vote.
For Leuthold Core Investment Fund, as of the record date, the Fund had 24,372,595 shares outstanding. Of the 12,807,489 shares of the Fund present in person or by proxy at the meeting on January 8, 2025: 11,221,341, or 87.6% voted in favor of the Reorganization (representing 46.0% of total outstanding shares), 347,022, or 2.7%, voted against the Reorganization, and 1,239,127, or 9.7% withheld from voting for the Reorganization.
For Leuthold Global Fund, as of the record date, the Fund had 2,097,352 shares outstanding. Of the 1,183,684 shares of the Fund present in person or by proxy at the meeting on January 8, 2025: 1,139,963, or 96.3% voted in favor of the Reorganization (representing 54.4% of total outstanding shares), 25,707, or 2.2%, voted against the Reorganization, and 18,013, or 1.5% withheld from voting for the Reorganization.
For Leuthold Select Industries Fund, as of the record date, the Fund had 337,166 shares outstanding. Of the 173,904 shares of the Fund present in person or by proxy at the meeting on December 12, 2024: 157,139, or 90.4% voted in favor of the Reorganization (representing 46.6% of total outstanding shares), 6,119, or 3.5%, voted against the Reorganization, and 10,646, or 6.1% withheld from voting for the Reorganization.
For Leuthold Grizzly Short Fund, as of the record date, the Fund had 9,216,714 shares outstanding. Of the 4,739,258 shares of the Fund present in person or by proxy at the meeting on December 12, 2024: 3,514,366, or 74.2% voted in favor of the Reorganization (representing 38.1% of total outstanding shares), 380,421, or 8.0%, voted against the Reorganization, and 844,471, or 17.8% withheld from voting for the Reorganization.
For Leuthold Core ETF, as of the record date, the Fund had 2,600,000 shares outstanding. Of the 1,322,290 shares of the Fund present in person or by proxy at the meeting on December 12, 2024: 1,185,553, or 89.7% voted in favor of the Reorganization (representing 45.6% of total outstanding shares), 433, or 0.0%, voted against the Reorganization, and 136,305, or 10.3% withheld from voting for the Reorganization.
Accordingly, the Reorganization was approved for each Fund.

42

The Leuthold Funds
Additional Information (Unaudited)(Continued)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

43

INVESTMENT ADVISER
Leuthold Group, LLC (d/b/a Leuthold Weeden Capital Management)
100 North 6th Street, Suite 600A
Minneapolis, MN 55403
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096
800-273-6886
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-800-273-6886.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	December 3, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	December 3, 2025

* Print the name and title of each signing officer under his or her signature.